                        SEMIANNUAL REPORT MARCH 31, 1999

                                  OPPENHEIMER

                                    CHAMPION
                                  INCOME FUND
                                    [PHOTO]

                            [OPPENHEIMERFUNDS LOGO]
                            THE RIGHT WAY TO INVEST

CONTENTS

 3 President's Letter

 4 An Interview
   with Your Fund's
   Managers

 9 Financial
   Statements

46 Officers and
   Trustees

48 Information and
   Services

REPORT HIGHLIGHTS
-------------------------------------------------------------------------------

- HIGH YIELD BONDS REGAINED LOST GROUND after the Fed's October 15th interest rate cut, outpacing most other types of fixed income instruments.

- THE FUND INVESTED HEAVILY in the telecommunications and cable industries, which proved to be among the best-performing sectors in the high yield market.

- WE BELIEVE CONDITIONS REMAIN POSITIVE FOR BOND INVESTORS. The U.S. economy appears to be on track for continued growth, although perhaps at a slower rate.

CUMULATIVE TOTAL RETURNS

For the 6-Month Period
Ended 3/31/99

CLASS A

Without            With
Sales Chg.(1)      Sales Chg.(2)
----------------------------------
7.61%              2.50%
----------------------------------


CLASS B

Without            With
Sales Chg.(1)      Sales Chg.(2)
----------------------------------
7.21%              2.21%
----------------------------------


CLASS C

Without            With
Sales Chg.(1)      Sales Chg.(2)
----------------------------------
7.21%              6.21%
----------------------------------


Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE FUND'S PERFORMANCE MAY FROM TIME TO TIME BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES, PARTICULARLY DURING PERIODS OF MARKET OR INTEREST RATE VOLATILITY. FOR UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT 1-800-525-7048 OR VISIT OUR WEBSITE, WWW.OPPENHEIMERFUNDS.COM.

1. Includes changes in net asset value per share without deducting any sales charges.

2. Class A return includes the current maximum initial sales charge of 4.75%. Class B return includes the applicable contingent deferred sales charge of 5%. Class C return includes the contingent deferred sales charge of 1%. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.

                       2 Oppenheimer Champion Income Fund

[PHOTO]
JAMES C. SWAIN
Chairman
Oppenheimer
Champion Income Fund

[PHOTO]
BRIDGET A. MACASKILL
President
Oppenheimer
Champion Income Fund

DEAR SHAREHOLDER,
-------------------------------------------------------------------------------

The strength of the U.S. economy continues to surprise and concern many analysts. At a time when the majority of the world's economies are beleaguered by financial strain, the U.S. economy has been growing at a remarkable rate.

       With respect to the U.S. bond market, stronger than expected economic growth has triggered concerns that the Federal Reserve may raise key interest rates to forestall an acceleration of inflation. As a result, yields of longer term taxable bonds have risen from their October 1998 lows, when investors had bid up prices during the global "flight to quality." At the same time, tax-exempt bond prices and yields have remained relatively stable.

       In the U.S. stock market, it might appear at first glance that prices are rising as rapidly as the economy is growing. However, a closer look reveals that, with the exception of large-cap growth companies and the technology industry, most stock prices remained relatively flat through March 31. What's more, the disparity in valuations between large companies, which have led the market's advance, and smaller ones, which have lagged, has become historically wide.

       What do these observations mean for your investments? In our view, actively managed portfolios that are closely monitored by expert money managers may provide better returns than passive index investing in 1999. That's because selectivity is expected to be more critical to performance than it has been over the past few years. In a potentially overvalued stock market and rising interest-rate environment, the ability to identify the most promising securities could become paramount.

       Even though many equity investors may be tempted to focus their portfolio on the technology sector, we suggest a more prudent course: broad diversification beyond any single asset class, industry, capitalization range or geographic region. We believe that the risks of this investment environment require consideration of a broad range of investments and markets, including bonds. That way, if one market experiences setbacks, one or more of the others may help cushion the effects on your overall portfolio.

       No matter what the financial markets have in store, we resolve to continue working with your financial advisor to keep you apprised of potential risks and opportunities. Providing you with the market information, professionally managed investments and other resources you need to achieve your financial goals is an important part of our enduring commitment to you as The Right Way to Invest.

Sincerely,

/s/ JAMES C. SWAIN                     /s/ BRIDGET A MACASKILL

James C. Swain                         Bridget A. Macaskill
April 22, 1999


                       3 Oppenheimer Champion Income Fund

AN INTERVIEW WITH YOUR FUND'S MANAGERS
-------------------------------------------------------------------------------

HOW DID THE FUND PERFORM DURING THE SIX-MONTH PERIOD THAT ENDED MARCH 31, 1999?

We are generally pleased with Oppenheimer Champion Income Fund's performance, especially considering the high level of volatility experienced by fixed income markets. The Fund succeeded in providing investors with a good total rate of return.

WHAT MADE THIS SUCH A VOLATILE PERIOD?

The first two weeks of October 1998, saw a continuation of the decline in bond and equity markets that began earlier that summer. Concern over widespread economic difficulties in emerging markets and the potential for slower U.S. economic growth made investors reluctant to invest in corporate debt securities. Instead, investors turned to the relative safety of U.S. Treasury instruments, which performed much more strongly than other types of bonds.

       On October 15th, the Federal Reserve Board (the Fed) stepped in with a surprise cut in government lending rates. By signaling the Fed's willingness to act decisively in attempting to avoid a recession in the United States, the move bolstered investor confidence. As a result, corporate bond prices rebounded strongly. From the beginning of the year until the end of the reporting period, high yield corporate bonds tended to outpace other fixed income instruments, supported by generally favorable economic conditions of robust U.S. growth and low rates of inflation. Emerging market bonds, on the other hand, suffered in the wake of a currency deflation that occurred in Brazil in mid-January.

HOW DID THE FUND MEET THESE CHALLENGES?

We remained committed to our disciplined investment strategy, focused primarily on strong companies within growth sectors of the European and U.S. economies.

                       4 Oppenheimer Champion Income Fund

[PHOTO]
PORTFOLIO MANAGEMENT
TEAM (L TO R)
David Negri
Thomas Reedy

However, in early 1998, we became concerned about the potential for a global economic slowdown, and began shifting the Fund's assets out of the bond sectors we believed would be the most vulnerable. By the beginning of October, we had already reduced the Fund's exposure to emerging markets, as well as the commodity businesses most likely to be negatively affected by falling global demand for raw materials, such as paper companies, chemical companies and metal producers. We chose to invest the proceeds in U.S. Treasuries and maintain a larger than normal cash reserve.

       These actions helped buffer the Fund from the market declines that continued through early October. As markets rebounded following the Fed's rate cut on October 15th, we reduced our Treasury holdings and began putting the Fund's cash to work. Specifically, we took advantage of compelling opportunities among high yield corporate instruments.

WHAT INDUSTRIES AND COMPANIES CONTRIBUTED MOST TO THE FUND'S PERFORMANCE?

We began this six-month period with a higher than average percentage of assets invested in the telecommunications and cable industries. The lion's share of investments we made during the period went to these same sectors, which proved to be among the strongest performers for the last six months, accounting for a significant share of the Fund's total return. These sectors were characterized by high growth rates, as well as high rates of corporate acquisition and investment.


                       5 Oppenheimer Champion Income Fund

AVG ANNUAL TOTAL RETURNS

For the Periods Ended 3/31/99(1)
CLASS A

1 year     5 year    10 year
--------------------------------
-4.28%     7.98%     11.10%
--------------------------------


CLASS B

                     Since
1 year     5 year    Inception
--------------------------------
-4.84%     N/A       8.11%
--------------------------------


CLASS C

                     Since
1 year     5 year    Inception
--------------------------------
-1.17%     8.20%     7.71%
--------------------------------


AN INTERVIEW WITH YOUR FUND'S MANAGERS
-------------------------------------------------------------------------------

Two of our European cable positions benefited from significant investments by Microsoft, which materially improved the companies' financial conditions, driving their stock prices higher.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?

We believe conditions remain positive for bond investors. The U.S. economy appears to be on track for continued growth, although perhaps at a slower rate. Inflation seems likely to remain in check. Such conditions have historically been very favorable for the high yield bond market because companies are generally able to earn good revenues, maintain positive cash flows and pay their debt obligations. We remain on the lookout for attractive opportunities in the bonds of strong, fast-growing companies.

        Among other bond sectors, we believe that emerging market instruments are currently selling at very low prices. Many emerging markets, such as Mexico, Argen-tina, the Philippines, the Czech Republic and Poland offer attractive long-term investment potential with modest or low rates of inflation, manageable budget deficits, and a reasonable balance of trade. However, risks remain relatively high in the aftermath of Brazil's devaluation. We plan to carefully monitor developments in the sector, biding our time until we are more confident of the outlook for these markets.


1. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 4.75%. Class A shares were first publicly offered on 11/16/87. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception on 10/2/95). Class C returns for the one-year result include the contingent deferred sales charge of 1%. Class C shares have an inception date of 12/1/93. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


                       6 Oppenheimer Champion Income Fund

CREDIT ALLOCATION(2)

[PIE CHART]

- B       57.6%
- BB      14.4
- CCC     12.2
- A        4.4
- AAA      3.7
- BBB      3.4
- CC       0.2
- C        0.2
- Other    3.9

STANDARDIZED YIELDS(3)
For the 30 Days Ended 3/31/99
-----------------------------
CLASS A                 8.37%
-----------------------------
CLASS B                 8.02
-----------------------------
CLASS C                 8.03
-----------------------------

Above all, we remain dedicated to our strict investment discipline, striving to provide high income and growth potential from a portfolio of diversified securities. That's what makes Oppenheimer Champion Income Fund part of The Right Way to Invest.


  TOP 5 HOLDINGS BY ISSUER(4)
------------------------------------------------------------------------------
  NTL, Inc.                                                               3.1%
------------------------------------------------------------------------------
  Bankers Trust NY Corp.                                                  2.1
------------------------------------------------------------------------------
  Bear Stearns Cos., Inc.                                                 1.9
------------------------------------------------------------------------------
  Intermedia Communications, Inc.                                         1.8
------------------------------------------------------------------------------
  Nextlink Communications                                                 1.7
------------------------------------------------------------------------------

2. Portfolio is subject to change. Percentages are as of March 31, 1999 and are dollar-weighted based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality includes securities rated by national rating organizations as well as unrated securities (17.7% of total investments as of March 31, 1999) which have ratings assigned by the manager in categories equivalent to those of rating organizations. Under normal market conditions, the Fund invests primarily in high yield, lower rated, fixed income securities commonly known as "junk bonds." Securities rated below investment grade carry a greater risk of default. While the Fund has generally invested under 25% of its assets in foreign securities, which are subject to exchange rate and political uncertainties, it is not restricted to any amount by the prospectus.

3. Standardized yield is based on net investment income for the 30-day period ended March 31, 1999. Falling share prices will tend to artificially raise yields.

4. Portfolio is subject to change. Percentages are as of March 31, 1999, and are based on total market value of investments.

                       7 Oppenheimer Champion Income Fund

FINANCIALS
-------------------------------------------------------------------------------


                       8 Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS March 31, 1999 (Unaudited)

                                                                                 FACE               MARKET VALUE
                                                                                 AMOUNT(1)          SEE NOTE 1
================================================================================================================
MORTGAGE-BACKED OBLIGATIONS--1.7%
----------------------------------------------------------------------------------------------------------------
AMRESCO Commercial Mortgage Funding I Corp., Multiclass
Mtg. Pass-Through Certificates, Series 1997-C1, Cl. H, 7%, 6/17/29(2)            $   360,000        $    232,425
----------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through
Certificates:
Series 1997-D4, Cl. B3, 7.525%, 4/14/29(3)                                         1,500,000           1,019,063
Series 1997-D5, Cl. B2, 6.93%, 2/14/41                                             3,800,000           2,662,375
----------------------------------------------------------------------------------------------------------------
CBA Mortgage Corp., Mtg. Pass-Through Certificates,
Series 1993-C1, Cl. E, 6.72%, 12/25/03(2)(3)                                         622,000             541,529
----------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Mtg. Pass-Through
Certificates, Series 1998-C1, Cl. F, 6%, 5/17/40(2)                                3,000,000           1,839,375
----------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1, 8.064%, 2/25/11(2)(3)                              4,000,000           2,842,500
----------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
Interest-Only Stripped Mtg.-Backed Security,
Series 1997-C1, 10.11%, 4/18/27(4)                                                14,252,630             914,173
----------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Collateralized Mtg.
Obligations, Series 1997-C2, Cl. F, 6.75%, 4/16/29                                 2,000,000           1,332,500
----------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 1997-RR, Cl. D, 7.67%, 4/30/39(2)                                           2,000,000           1,678,750
Series 1997-RR, Cl. F, 7.65%, 4/30/39(2)                                           5,000,000           3,150,000
Series 1997-XL1, Cl. G, 7.695%, 10/3/30(2)(3)                                      1,200,000           1,032,000
----------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1997-MC1, Cl. F, 7.452%, 5/20/07(2)                             600,000             492,750
----------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 7/25/02                                                           2,893,935           2,874,040
----------------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through
Certificates:
Series 1994-C2, Cl. E, 8%, 4/25/25                                                   425,107             418,930
Series 1995-C1, Cl. F, 6.90%, 2/25/27                                                216,352             200,633
----------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII,
Series 1996-C1, Cl. E, 9.184%, 1/20/06                                               704,000             695,420
----------------------------------------------------------------------------------------------------------------
Salomon, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1998-A1, 5%, 12/25/00(2)                                                      219,915             213,318
----------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1997-LLI, Cl. F, 7.30%, 4/12/12(2)                            3,000,000           2,308,125
                                                                                                    ------------
Total Mortgage-Backed Obligations (Cost $28,668,517)                                                  24,447,906


                       9 Oppenheimer Champion Income Fund

                                                                               FACE                 MARKET VALUE
                                                                               AMOUNT(1)            SEE NOTE 1
================================================================================================================
FOREIGN GOVERNMENT OBLIGATIONS--1.9%
----------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Bonds, Bonos de Consolidacion de
Deudas, Series I, 2.953%, 4/1/07(3) ARP                                           15,983,113        $ 11,120,301
----------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Series PBA1, 2.953%,
4/1/07(3) ARP                                                                      3,016,909           1,920,304
----------------------------------------------------------------------------------------------------------------
Bulgaria (Republic of) Disc. Bonds, Tranche A, 5.875%, 7/28/24(3)                  3,795,000           2,552,137
----------------------------------------------------------------------------------------------------------------
Bulgaria (Republic of) Front-Loaded Interest Reduction Bearer
Bonds, Tranche A, 2.50%, 7/28/12(5)                                                1,000,000             567,500
----------------------------------------------------------------------------------------------------------------
Bulgaria (Republic of) Interest Arrears Bonds, 5.875%, 7/28/11(3)                  4,400,000           2,953,500
----------------------------------------------------------------------------------------------------------------
Perusahaan Listr, 17%, 8/21/01(2)(IDR)                                         1,000,000,000              60,519
----------------------------------------------------------------------------------------------------------------
PT Hutama Karya Medium-Term Nts., Zero Coupon,
3/17/99(2)(6) IDR                                                              1,000,000,000              31,700
----------------------------------------------------------------------------------------------------------------
Hashemite (Kingdom of Jordan) Bonds,
Series DEF, 5.50%, 12/23/23(5)                                                     1,750,000             984,375
----------------------------------------------------------------------------------------------------------------
Panama (Government of) Bonds, 8.875%, 9/30/27                                        885,000             820,838
----------------------------------------------------------------------------------------------------------------
Panama (Government of) Past Due Interest Debs., 5.41%,
7/17/16(3)                                                                         2,224,144           1,765,414
----------------------------------------------------------------------------------------------------------------
Peru (Republic of) Front-Loaded Interest Reduction Bonds,
3.75%, 3/7/17(5)                                                                   2,000,000           1,192,500
----------------------------------------------------------------------------------------------------------------
Philippines (Republic of) Debs., 6%, 12/1/09(3)                                      880,000             763,400
----------------------------------------------------------------------------------------------------------------
Russia (Government of) Debs., 5.97%, 12/15/15(3)                                      75,773               6,251
----------------------------------------------------------------------------------------------------------------
Russia (Government of) Federal Loan Bonds,
Series 5022, 15%, 2/23/00(2)(6) RUR                                               20,402,000             170,445
----------------------------------------------------------------------------------------------------------------
Russia (Government of) Principal Loan Debs.,
Series 24 yr., 12/15/20(6)                                                         4,500,000             306,563
----------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Disc. Bonds, Series DL, 5.938%,
12/18/07(3)                                                                        2,357,142           1,658,839
                                                                                                    ------------
Total Foreign Government Obligations (Cost $28,546,087)                                               26,874,586

================================================================================================================
LOAN PARTICIPATIONS--0.1%
----------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Reprofiled Debt Loan Participation Nts.,
Tranche 1, 6%, 9/4/06(3)                                                           1,561,090             738,591
----------------------------------------------------------------------------------------------------------------
Morocco (Kingdom of) Loan Participation Agreement,
Tranche A, 6.063%, 1/1/09(2)(3)                                                    1,023,809             831,845
                                                                                                    ------------
Total Loan Participations (Cost $2,031,547)                                                            1,570,436


                       10 Oppenheimer Champion Income Fund

                                                                                  FACE              MARKET VALUE
                                                                                  AMOUNT(1)         SEE NOTE 1
================================================================================================================
CORPORATE BONDS AND NOTES--76.6%
----------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE--1.8%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05(7)                           $2,000,000        $  2,070,000
----------------------------------------------------------------------------------------------------------------
Amtran, Inc.:
9.625% Nts., 12/15/05                                                              1,800,000           1,800,000
10.50% Sr. Nts., 8/1/04                                                            3,400,000           3,523,250
----------------------------------------------------------------------------------------------------------------
Atlas Air, Inc.:
9.375% Sr. Nts., 11/15/06(8)                                                       3,300,000           3,316,500
10.75% Sr. Nts., 8/1/05                                                               60,000              63,075
----------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 9.50% Sr. Unsec. Sub. Nts., 11/1/08                            3,160,000           3,365,400
----------------------------------------------------------------------------------------------------------------
Constellation Finance LLC, 9.80% Airline Receivable
Asset-Backed Nts., Series 1997-1, 1/1/01(2)                                        3,500,000           3,395,000
----------------------------------------------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc., Units (each unit consists of
$1,000 principal amount of 12% sr. sub. nts., 9/30/08 and one
warrant to purchase 1.55 shares of common stock)(8)(9)                             3,450,000           3,398,250
----------------------------------------------------------------------------------------------------------------
Pegasus Aircraft Lease Securitization Trust, 11.76% Sr. Nts.,
Series 1997-A, Cl. B, 6/15/04(2)                                                   1,777,290           1,834,875
----------------------------------------------------------------------------------------------------------------
SC International Services, Inc., 9.25% Sr. Sub. Nts., Series B, 9/1/07             1,000,000           1,085,000
----------------------------------------------------------------------------------------------------------------
Trans World Airlines Lease, 14% Equipment Trust, 7/2/08(2)                         1,058,643           1,037,471
                                                                                                    ------------
                                                                                                      24,888,821

================================================================================================================
CHEMICALS--1.8%
Brunner Mond Group plc, 12.50% Sr. Sub. Nts., 7/15/08(8) GBP                       4,425,000           4,107,388
----------------------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                         2,520,000           2,431,800
----------------------------------------------------------------------------------------------------------------
ICO, Inc., 10.375% Sr. Nts., 6/1/07                                                  600,000             411,000
----------------------------------------------------------------------------------------------------------------
Laroche Industries, Inc., 9.50% Sr. Sub. Nts., Series B, 9/15/07                     625,000             465,625
----------------------------------------------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                                9,205,000           9,803,325
----------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07                                 50,000              40,500
----------------------------------------------------------------------------------------------------------------
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07                        1,900,000           1,567,500
----------------------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 9.50% Sr. Unsec. Sub. Nts.,
Series B, 8/1/07                                                                   3,995,000           4,144,812
----------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.25% Sr. Sub. Nts., 4/1/07                                                         170,000             156,400
11.75% Sr. Unsec. Sub. Nts., 8/15/06                                                 500,000             472,500
----------------------------------------------------------------------------------------------------------------
Texas Petrochemical Corp., 11.125% Sr. Sub. Nts., 7/1/06                           1,035,000             967,725
                                                                                                    ------------
                                                                                                      24,568,575


                       11 Oppenheimer Champion Income Fund

                                                                               FACE                 MARKET VALUE
                                                                               AMOUNT(1)            SEE NOTE 1
================================================================================================================
CONSUMER DURABLES--0.4%
Holmes Products Corp.:
9.875% Sr. Sub. Nts., Series C, 11/15/07(2)                                       $1,000,000        $    955,000
9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07                                    2,575,000           2,459,125
----------------------------------------------------------------------------------------------------------------
TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05(2)                         1,865,000           2,130,222
                                                                                                    ------------
                                                                                                       5,544,347
================================================================================================================
CONSUMER NON-DURABLES--3.0%
AKI Holdings, Inc.:
0%/13.50% Sr. Disc. Debs., 7/1/09(10)                                              1,350,000             543,375
10.50% Sr. Unsec. Nts., 7/1/08                                                     2,800,000           2,758,000
----------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05                    3,605,000           2,307,200
----------------------------------------------------------------------------------------------------------------
Bell Sports, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 8/15/08                     4,400,000           4,543,000
----------------------------------------------------------------------------------------------------------------
Fruit of the Loom, Inc., 8.875% Sr. Unsec. Nts., 4/15/06(8)                        5,800,000           5,829,000
----------------------------------------------------------------------------------------------------------------
Globe Manufacturing, Inc., 10% Sr. Sub. Nts., 8/1/08(8)                            4,300,000           3,311,000
----------------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp., 9.50% Sr. Unsec. Sub. Nts., 5/1/08                      1,100,000           1,094,500
----------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp.:
8.625% Sr. Unsec. Sub. Nts., 2/1/08                                                4,765,000           4,383,800
9% Sr. Nts., 11/1/06                                                               5,800,000           5,771,000
----------------------------------------------------------------------------------------------------------------
Revlon Worldwide Corp., Zero Coupon Sr. Sec. Disc. Nts.,
Series B, 20.38%, 3/15/01(11)                                                      2,910,000           1,760,550
----------------------------------------------------------------------------------------------------------------
Salton/Maxim Housewares, Inc., 10.75% Sr. Sub. Nts., 12/15/05(2)                   6,000,000           6,090,000
----------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08                     2,815,000           2,744,625
----------------------------------------------------------------------------------------------------------------
William Carter Co., 10.375% Sr. Sub. Nts., Series A, 12/1/06(2)                      805,000             865,375
                                                                                                    ------------
                                                                                                      42,001,425
================================================================================================================
ENERGY--3.8%
AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06(8)                             2,500,000           2,506,250
----------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
9.125% Sr. Unsec. Nts., 4/15/06                                                    2,530,000           2,036,650
9.625% Sr. Unsec. Nts., Series B, 5/1/05                                           1,200,000           1,005,000
----------------------------------------------------------------------------------------------------------------
Clark Refinancing & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07                3,625,000           3,063,125
----------------------------------------------------------------------------------------------------------------
Clark USA, Inc., 10.875% Sr. Nts., Series B, 12/1/05(2)                              825,000             688,875
----------------------------------------------------------------------------------------------------------------
Dailey International, Inc., 9.50% Sr. Unsec. Nts., Series B, 2/15/08(2)            1,750,000             568,750
----------------------------------------------------------------------------------------------------------------
Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08                                 1,250,000           1,068,750
----------------------------------------------------------------------------------------------------------------
Empresa Electric Del Norte, 10.50% Sr. Debs., 6/15/05(8)                           3,800,000           2,489,000


                       12 Oppenheimer Champion Income Fund

                                                                               FACE                 MARKET VALUE
                                                                               AMOUNT(1)            SEE NOTE 1
================================================================================================================
ENERGY(CONTINUED)
Forcenergy, Inc.:
8.50% Sr. Sub. Nts., Series B, 2/15/07(6)                                      $   2,550,000        $  1,211,250
9.50% Sr. Sub. Nts., 11/1/06(6)(7)                                                 2,000,000             950,000
----------------------------------------------------------------------------------------------------------------
Gothic Energy Corp., 0%/14.125% Sr. Disc. Nts., 5/1/06(10)                         8,775,000           2,720,250
----------------------------------------------------------------------------------------------------------------
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05(8)                3,000,000           2,340,000
----------------------------------------------------------------------------------------------------------------
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08(7)               1,985,000           1,181,075
----------------------------------------------------------------------------------------------------------------
National Energy Group, Inc., 10.75% Sr. Nts., Series D, 11/1/06(6)                 3,250,000             991,250
----------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                  3,150,000           2,220,750
----------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                  10,125,000          10,618,594
----------------------------------------------------------------------------------------------------------------
Parker Drilling Co., 9.75% Sr. Unsec. Nts., Series D, 11/15/06                     1,500,000           1,252,500
----------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub. Nts., 5/15/07(2)                                1,330,000           1,230,250
----------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 12.25% Sr. Nts., 3/15/06(8)                                      5,000,000           5,325,000
----------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08(2)                               6,300,000           4,079,250
----------------------------------------------------------------------------------------------------------------
Statia Terminals International/Statia Terminals (Canada),
Inc., 11.75% First Mtg. Nts., Series B, 11/15/03                                   1,050,000           1,123,500
----------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07                                   2,905,000           2,926,787
----------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc.:
0%/9.875% Sr. Disc. Nts., 2/15/08(10)                                              2,350,000           1,445,250
0%/11.375% Sr. Disc. Nts., 2/15/09(10)                                               800,000             476,000
                                                                                                    ------------
                                                                                                      53,518,106

================================================================================================================
FINANCIAL--1.4%
AMRESCO, Inc., 9.875% Sr. Sub. Nts., Series 98-A, 3/15/05                            165,000             124,575
----------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                               578,000             479,740
----------------------------------------------------------------------------------------------------------------
ECM Fund, L.P.I., 14% Sub. Nts., 6/10/02(2)                                           61,562              61,716
----------------------------------------------------------------------------------------------------------------
Emergent Group, Inc., 10.75% Sr. Nts., Series B, 9/15/04(2)                        1,220,000             494,100
----------------------------------------------------------------------------------------------------------------
Lomas Financial Corp., 9% Cv. Sr. Nts., 10/31/03(2)(6)                               600,000                  --
----------------------------------------------------------------------------------------------------------------
Parametric RE Ltd., 10.206% Nts., 11/15/07(3)                                        600,000             612,000
----------------------------------------------------------------------------------------------------------------
PT Polysindo Eka Perkasa, 24% Nts., 6/19/03(6) IDR                             6,314,400,000              94,625
----------------------------------------------------------------------------------------------------------------
RBF Finance Co.:
11% Sec. Nts., 3/15/06(8)                                                          5,000,000           5,237,500
11.375% Sec. Nts., 3/15/09(8)                                                      2,000,000           2,105,000
----------------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts.,
Series B, 4/1/08                                                                   8,995,000           8,365,350
----------------------------------------------------------------------------------------------------------------
Veritas Capital Trust, 10% Nts., 1/1/28                                            1,700,000           1,568,250
                                                                                                    ------------
                                                                                                      19,142,856


                       13 Oppenheimer Champion Income Fund

                                                                                  FACE              MARKET VALUE
                                                                                  AMOUNT(1)         SEE NOTE 1
================================================================================================================
FOOD & DRUG--2.1%
AmeriKing, Inc., 10.75% Sr. Nts., 12/1/06                                         $3,101,000        $  3,294,812
----------------------------------------------------------------------------------------------------------------
Family Restaurants, Inc.:
9.75% Sr. Nts., 2/1/02                                                             6,690,000           3,712,950
10.875% Sr. Sub. Disc. Nts., 2/1/04(2)                                               400,000             160,000
----------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 10.625% Sr. Sub. Nts., Series B, 7/31/07                       5,320,000           4,934,300
----------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc.:
2.625% Sub. Nts., 6/15/02(2)                                                       5,210,000           5,385,837
0%/10.75% Jr. Sub. Deferred Coupon Nts., 11/1/03(10)                               6,420,000           6,355,800
----------------------------------------------------------------------------------------------------------------
Randall's Food Markets, Inc., 9.375% Sr. Sub. Nts., Series B, 7/1/07               3,970,000           4,317,375
----------------------------------------------------------------------------------------------------------------
Shoppers Food Warehouse Corp., 9.75% Sr. Nts., 6/15/04(2)                          1,260,000           1,360,800
                                                                                                    ------------
                                                                                                      29,521,874

================================================================================================================
FOOD/TOBACCO--2.2%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                            900,000             940,500
----------------------------------------------------------------------------------------------------------------
Cott Corp., 9.375% Sr. Nts., 7/1/05                                                3,885,000           3,710,175
----------------------------------------------------------------------------------------------------------------
Del Monte Foods Co., 0%/12.50% Sr. Disc. Nts., Series B,
12/15/07(10)                                                                       2,251,000           1,682,622
----------------------------------------------------------------------------------------------------------------
International Home Foods, Inc., 10.375% Sr. Sub. Nts., 11/1/06                     4,655,000           5,085,587
----------------------------------------------------------------------------------------------------------------
New World Pasta Co., 9.25% Sr. Sub. Nts., 2/15/09(8)                               4,800,000           4,884,000
----------------------------------------------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05(2)                     8,065,000           8,105,325
----------------------------------------------------------------------------------------------------------------
Purina Mills, Inc., 9% Sr. Unsec. Sub. Nts., 3/15/10                               1,000,000             820,000
----------------------------------------------------------------------------------------------------------------
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts.,
11/15/07                                                                           4,025,000           3,038,875
----------------------------------------------------------------------------------------------------------------
Triarc Consumer Products Group LLC, 10.25% Sr. Sub. Nts.,
2/15/09(8)                                                                         3,250,000           3,233,750
                                                                                                    ------------
                                                                                                      31,500,834

================================================================================================================
FOREST PRODUCTS/CONTAINERS--2.0%
Ball Corp.:
7.75% Sr. Unsec. Nts., 8/1/06                                                      3,000,000           3,112,500
8.25% Sr. Unsec. Sub. Nts., 8/1/08                                                 2,100,000           2,178,750
----------------------------------------------------------------------------------------------------------------
Four M Corp., 12% Sr. Sec. Nts., Series B, 6/1/06                                    540,000             413,100
----------------------------------------------------------------------------------------------------------------
Gaylord Container Corp., 9.75% Sr. Nts., 6/15/07                                   2,000,000           1,950,000
----------------------------------------------------------------------------------------------------------------
Mail-Well Corp., 8.75% Sr. Sub. Nts., 12/15/08(8)                                  3,335,000           3,435,050
----------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                                    3,550,000           3,709,750
10.875% Sr. Sub. Nts., 4/1/08                                                      4,300,000           4,181,750
----------------------------------------------------------------------------------------------------------------
SD Warren Co., 12% Sr. Sub. Nts., Series B, 12/15/04                               3,450,000           3,760,500
----------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc., 0%/12.75% Sr. Disc. Nts., 3/15/08(10)                       700,000             189,000
----------------------------------------------------------------------------------------------------------------
U.S. Can Corp., 10.125% Sr. Sub. Nts., Series B, 10/15/06                            800,000             848,000
----------------------------------------------------------------------------------------------------------------
U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07                                 4,085,000           4,110,531
                                                                                                    ------------
                                                                                                      27,888,931


                       14 Oppenheimer Champion Income Fund

                                                                                  FACE              MARKET VALUE
                                                                                  AMOUNT(1)         SEE NOTE 1
================================================================================================================
GAMING/LEISURE--5.5%
AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(10)                          $  750,000        $    431,250
----------------------------------------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                   1,675,000           1,582,875
----------------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory Nts.,
8/1/95(6)                                                                              7,500                  --
----------------------------------------------------------------------------------------------------------------
Capitol Queen & Casino, Inc., 12% First Mtg. Nts.,
Series A, 11/15/00(2)(6)                                                             100,000               5,000
----------------------------------------------------------------------------------------------------------------
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                    2,100,000           2,034,375
----------------------------------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp., 13% First Mtg. Nts.,
Series B, 8/15/03                                                                  2,030,000           2,324,350
----------------------------------------------------------------------------------------------------------------
Coast Hotel & Casinos, Inc., 9.50% Sr. Sub. Nts., 4/1/09(8)                        1,750,000           1,776,250
----------------------------------------------------------------------------------------------------------------
Empress Entertainment, Inc., 8.125% Sr. Sub. Nts., 7/1/06                          2,000,000           2,000,000
----------------------------------------------------------------------------------------------------------------
Empress River Casino Finance Corp., 10.75% Sr. Nts., 4/1/02                        2,705,000           2,864,054
----------------------------------------------------------------------------------------------------------------
Hard Rock Hotel, Inc., 9.25% Sr. Sub. Nts., 4/1/05                                 2,800,000           2,730,000
----------------------------------------------------------------------------------------------------------------
Harveys Casino Resorts, 10.625% Sr. Unsec. Sub. Nts., 6/1/06                         150,000             159,375
----------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.45% Sr. Nts., Series C, 12/1/08                            8,000,000           8,000,000
----------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Sub. Nts., 2/15/07(8)                              4,500,000           4,646,250
----------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                5,895,000           6,071,850
----------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                           6,995,000           7,257,312
----------------------------------------------------------------------------------------------------------------
Jupiters Ltd., 8.50% Sr. Nts., 3/1/06(8)                                           3,725,000           3,762,250
----------------------------------------------------------------------------------------------------------------
Majestic Star Casino LLC (The), 12.75% Sr. Sec. Nts., 5/15/03                      1,400,000           1,533,000
----------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 8.75% Sr. Sub. Nts., 8/15/07(8)                        2,000,000           1,920,000
----------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.75% Sr. Sub. Nts., 1/1/09(8)                    4,800,000           5,022,000
----------------------------------------------------------------------------------------------------------------
Outboard Marine Corp., 10.75% Sr. Nts., 6/1/08(8)                                  1,355,000           1,117,875
----------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 12/15/05(8)                  1,500,000           1,477,500
----------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(2)                                      3,900,000           1,267,500
----------------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(10)                                                  1,970,000           1,383,925
9.25% Sr. Nts., 4/1/06                                                             1,595,000           1,666,775
----------------------------------------------------------------------------------------------------------------
Rio Hotel & Casino, Inc.:
9.50% Sr. Sub. Nts., 4/15/07                                                       4,490,000           4,916,550
10.625% Sr. Sub. Nts., 7/15/05                                                     1,825,000           1,980,125
----------------------------------------------------------------------------------------------------------------
Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06                             1,900,000           1,952,250
----------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
9.75% Sr. Sub. Nts., 4/15/07                                                       3,400,000           3,604,000
10.125% Sr. Sub. Nts., 3/15/06                                                     3,000,000           3,195,000
                                                                                                    ------------
                                                                                                      76,681,691


                       15 Oppenheimer Champion Income Fund

                                                                                  FACE              MARKET VALUE
                                                                                  AMOUNT(1)         SEE NOTE 1
================================================================================================================
HEALTHCARE--1.6%
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                      $4,350,000        $  4,252,125
----------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc., 8.75% Sr. Nts., 11/15/08(8)                             3,345,000           3,378,450
----------------------------------------------------------------------------------------------------------------
Integrated Health Services, Inc.:
9.50% Sr. Sub. Nts., 9/15/07                                                       4,370,000           2,906,050
10.25% Sr. Sub. Nts., 4/30/06                                                      2,850,000           2,009,250
----------------------------------------------------------------------------------------------------------------
King Pharmaceutical, Inc., 10.75% Sr. Sub. Nts., 2/15/09(8)                        4,500,000           4,612,500
----------------------------------------------------------------------------------------------------------------
Oxford Health Plans, Inc., 11% Sr. Nts., 5/15/05(2)                                3,100,000           3,193,000
----------------------------------------------------------------------------------------------------------------
Sun Healthcare Group, Inc., 9.50% Sr. Sub. Nts., 7/1/07                              500,000             102,500
----------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8.125% Sr. Sub. Nts., 12/1/08(8)                           2,250,000           2,171,250
                                                                                                    ------------
                                                                                                      22,625,125

================================================================================================================
HOUSING--1.5%
Building Materials Corp. of America, 8.625% Sr. Nts.,
Series B, 12/15/06                                                                   200,000             203,500
----------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                             3,500,000           3,447,500
----------------------------------------------------------------------------------------------------------------
Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10                               4,750,000           4,856,875
----------------------------------------------------------------------------------------------------------------
Falcon Building Products, Inc., 9.50% Sr. Sub. Nts., 6/15/07                         675,000             617,625
----------------------------------------------------------------------------------------------------------------
Nortek, Inc.:
8.875% Sr. Nts., 8/1/08(8)                                                         2,000,000           2,070,000
9.125% Sr. Nts., Series B, 9/1/07(12)                                              5,040,000           5,254,200
9.25% Sr. Nts., Series B, 3/15/07                                                  4,070,000           4,263,325
                                                                                                    ------------
                                                                                                      20,713,025

================================================================================================================
INFORMATION TECHNOLOGY--1.2%
Businessland, Inc., 5.50% Sub. Debs., 3/1/07(2)                                      770,000             550,550
----------------------------------------------------------------------------------------------------------------
Details, Inc., 10% Sr. Sub. Nts., Series B, 11/15/05                               2,800,000           2,576,000
----------------------------------------------------------------------------------------------------------------
Dialog Corp. plc, 11% Sr. Sub. Nts., Series B, 11/15/07                            1,750,000           1,684,375
----------------------------------------------------------------------------------------------------------------
DII Group, Inc., 8.50% Sr. Sub. Nts., 9/15/07                                      1,200,000           1,212,000
----------------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                         2,150,000           2,184,937
----------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor Corp., 10.375% Sr. Sub. Nts., 10/1/07(8)(13)               4,900,000           4,985,750
----------------------------------------------------------------------------------------------------------------
Unisys Corp., 11.75% Sr. Nts., 10/15/04                                            2,275,000           2,582,125
----------------------------------------------------------------------------------------------------------------
Wavetek Corp., 10.125% Sr. Sub. Nts., 6/15/07                                      1,440,000           1,346,400
                                                                                                    ------------
                                                                                                      17,122,137


                       16 Oppenheimer Champion Income Fund

                                                                                  FACE              MARKET VALUE
                                                                                  AMOUNT(1)         SEE NOTE 1
================================================================================================================
MANUFACTURING--2.3%
Applied Power, Inc., 8.75% Sr. Sub. Nts., 4/1/09                                  $2,800,000        $  2,852,500
----------------------------------------------------------------------------------------------------------------
Axia, Inc. (New), 10.75% Sr. Sub. Nts., 7/15/08                                    1,560,000           1,560,000
----------------------------------------------------------------------------------------------------------------
Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07                                 1,125,000           1,018,125
----------------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., 12% Sr. Sub. Nts.,
Series B, 8/1/05                                                                     802,000             851,122
----------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08                 1,500,000           1,451,250
----------------------------------------------------------------------------------------------------------------
Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08                                   1,150,000             937,250
----------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07                 2,275,000           1,990,625
----------------------------------------------------------------------------------------------------------------
Insilco Corp., Units (each unit consists of $1,000 principal amount of 12% sr. sub. nts., 8/15/07 and one warrant to
purchase 0.52 shares of common stock)(8)(9)                                        3,390,000           3,356,100
----------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts.,
Series B, 6/1/05(2)                                                                3,720,000           3,952,500
----------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Nts., Series C, 8/1/07(8)                     3,000,000           2,992,500
----------------------------------------------------------------------------------------------------------------
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08                         1,000,000             855,000
----------------------------------------------------------------------------------------------------------------
Paragon Corp. Holdings, Inc., 9.625% Sr. Unsec. Nts.,
Series B, 4/1/08                                                                     355,000             285,775
----------------------------------------------------------------------------------------------------------------
Park-Ohio Industries, Inc., 9.25% Sr. Sub. Nts., 12/1/07                           2,100,000           2,173,500
----------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Sub. Nts., 7/1/07                                        960,000             976,800
----------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts.,
Series B, 6/15/07                                                                  3,385,000           3,241,137
----------------------------------------------------------------------------------------------------------------
Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., 4/1/08(2)                                             1,000,000             985,000
8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08(8)                                   2,000,000           1,970,000
----------------------------------------------------------------------------------------------------------------
Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03                                 1,075,000           1,096,500
                                                                                                    ------------
                                                                                                      32,545,684

================================================================================================================
MEDIA/ENTERTAINMENT: BROADCASTING--2.5%
Allbritton Communications Co., 8.875% Sr. Sub. Nts.,
Series B, 2/1/08                                                                   1,000,000           1,030,000
----------------------------------------------------------------------------------------------------------------
Capstar Broadcasting Partners, Inc., 9.25% Sr. Sub. Nts., 7/1/07                   3,240,000           3,450,600
----------------------------------------------------------------------------------------------------------------
CBS Radio, Inc., 11.375% Unsec. Sub. Debs., 1/15/09(14)                            1,174,400           1,368,176
----------------------------------------------------------------------------------------------------------------
Chancellor Media Corp., 9% Sr. Unsec. Sub. Nts., 10/1/08                           9,400,000          10,128,500
----------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09(8)                       7,500,000           7,593,750
----------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.625% Sr. Sub. Nts., 10/1/02                        4,185,000           4,352,400
----------------------------------------------------------------------------------------------------------------
Radio One, Inc., 7% Sr. Sub. Nts., Series B, 5/15/04(5)                            1,000,000           1,025,000
----------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 9% Sr. Unsec. Sub. Nts., 7/15/07                   3,335,000           3,410,037
----------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc.:
11% Sr. Nts., 3/15/04(2)                                                             650,000             711,750
12.50% Sr. Nts., 6/15/02                                                             300,000             334,500
----------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.75% Sr. Sub. Debs., 6/15/07                            1,650,000           1,699,500
                                                                                                    ------------
                                                                                                      35,104,213


                       17 Oppenheimer Champion Income Fund

                                                                                 FACE               MARKET VALUE
                                                                                 AMOUNT(1)          SEE NOTE 1
================================================================================================================
MEDIA/ENTERTAINMENT: CABLE/WIRELESS VIDEO--4.2%
Adelphia Communications Corp., 8.125% Sr. Nts., Series B, 7/15/03                $ 6,000,000        $  6,090,000
----------------------------------------------------------------------------------------------------------------
Bresnan Communications, Inc.:
0%/9.25% Sr. Disc. Nts., 2/1/09(8)(10)                                             4,350,000           2,979,750
8% Sr. Nts., 2/1/09(8)                                                             1,100,000           1,135,750
----------------------------------------------------------------------------------------------------------------
Charter Communication Holdings LLC/Charter Communication
Holdings Capital Corp.:
8.25% Sr. Nts., 4/1/07(8)                                                          2,000,000           2,055,000
0%/9.92% Sr. Disc. Nts., 4/1/11(8)(10)                                             9,000,000           5,850,000
----------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
9.875% Sr. Sub. Nts., 5/15/06                                                      1,710,000           1,846,800
9.875% Sr. Sub. Debs., 4/1/23                                                      2,450,000           2,756,250
9.875% Sr. Sub. Debs., 2/15/13                                                       215,000             240,531
----------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08(2)(10)             2,000,000             670,000
----------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09(8)                             14,000,000          14,612,500
----------------------------------------------------------------------------------------------------------------
EchoStar I, 8.25% Bonds, 2/26/01(2)                                                  938,155             938,156
----------------------------------------------------------------------------------------------------------------
EchoStar II, 8.25% Sinking Fund Bonds, 11/9/01(2)                                    948,818             948,819
----------------------------------------------------------------------------------------------------------------
Falcon Holding Group LP:
0%/9.285% Sr. Disc. Debs., Series B, 4/15/10(10)                                   4,720,000           3,292,200
8.375% Sr. Unsec. Debs., Series B, 4/15/10                                         1,800,000           1,818,000
----------------------------------------------------------------------------------------------------------------
Optel, Inc., 13% Sr. Nts., Series B, 2/15/05                                      10,140,000          10,266,750
----------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts.,
Series B, 2/15/08(10)                                                              5,510,000           3,767,462
                                                                                                    ------------
                                                                                                      59,267,968

================================================================================================================
MEDIA/ENTERTAINMENT: DIVERSIFIED MEDIA--3.1%
Ackerley Group, Inc., 9% Sr. Sub. Nts., 1/15/09(8)                                 5,250,000           5,446,875
----------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.50% Sr. Sub. Nts., 2/1/11(8)                            4,200,000           4,016,250
----------------------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc.,
9.25% Sr. Unsec. Sub. Nts., 2/1/06                                                 1,000,000           1,050,000
----------------------------------------------------------------------------------------------------------------
Hollywood Theaters, Inc., 10.625% Sr. Sub. Nts., 8/1/07                              700,000             493,500
----------------------------------------------------------------------------------------------------------------
IPC Magazines Group plc:
0%/10.75% Bonds, 3/15/08(10) GBP                                                   1,250,000           1,011,461
9.625% Bonds, 3/15/08GBP                                                           3,000,000           4,068,040
----------------------------------------------------------------------------------------------------------------
Outdoor Systems, Inc., 8.875% Sr. Sub. Nts., 6/15/07                               2,000,000           2,140,000
----------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc.:
8.875% Sr. Unsec. Sub. Nts., 12/15/10                                              5,000,000           4,912,500
9.50% Sr. Unsec. Sub. Nts., 6/1/08                                                 3,800,000           3,904,500
----------------------------------------------------------------------------------------------------------------
SFX Entertainment, Inc.:
9.125% Sr. Sub. Nts., 12/1/08(8)                                                   6,350,000           6,524,625
9.125% Sr. Unsec. Sub. Nts., Series B, 2/1/08                                      3,900,000           3,997,500
----------------------------------------------------------------------------------------------------------------
TV Guide, Inc., 8.125% Sr. Sub. Nts., 3/1/09(8)                                    2,500,000           2,550,000
----------------------------------------------------------------------------------------------------------------
World Color Press, Inc., 7.75% Sr. Sub. Nts., 2/15/09(8)                           3,000,000           2,955,000
                                                                                                    ------------
                                                                                                      43,070,251


                       18 Oppenheimer Champion Income Fund

                                                                                 FACE               MARKET VALUE
                                                                                 AMOUNT(1)          SEE NOTE 1
================================================================================================================
MEDIA/ENTERTAINMENT: TELECOMMUNICATIONS--17.0%
Allegiance Telecom, Inc., 0%/11.75% Sr. Unsec. Disc. Nts.,
Series B, 2/15/08(10)                                                            $ 1,750,000          $1,111,250
----------------------------------------------------------------------------------------------------------------
Amazon.Com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(10)                        12,275,000           8,408,375
----------------------------------------------------------------------------------------------------------------
COLT Telecom Group plc:
Units (each unit consists of $1,000 principal amount of
0%/12% sr. disc. nts., 12/15/06 and one warrant to purchase
7.8 ordinary shares)(9)(10)                                                        3,185,000           2,691,325
0%/12% Sr. Unsec. Disc. Nts., 12/15/06(10)                                           900,000             760,500
7.625% Bonds, 7/31/08 DEM                                                          9,725,000           5,519,004
8.875% Sr. Nts., 11/30/07 DEM                                                      1,880,000           1,103,882
10.125% Sr. Nts., 11/30/07 GBP                                                     2,330,000           4,024,615
----------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20%
Sr. Disc. Debs., 11/15/07(2)(10)                                                   1,350,000           1,218,375
----------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07(2)                      2,225,000           2,530,937
----------------------------------------------------------------------------------------------------------------
Convergent Communications, Inc., 13% Sr. Nts., 4/1/08                              1,600,000           1,072,000
----------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc., 0%/13.50%
Sr. Disc. Nts., 3/15/08(10)                                                       12,000,000           6,555,000
----------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc:
0%/10.75% Sr. Disc. Nts., 2/15/07(10)                                              1,800,000           1,404,000
0%/11.75% Sr. Disc. Nts., 12/15/05(10)                                            10,665,000           9,478,519
----------------------------------------------------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08                                        800,000             836,000
----------------------------------------------------------------------------------------------------------------
DTI Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts.,
Series B, 3/1/08(2)(10)                                                            6,000,000           1,650,000
----------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 13.75% Sr. Nts., 7/15/07                             1,400,000           1,400,000
----------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.25% Sr. Nts., 7/1/08                               1,155,000           1,269,056
----------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08(10)                3,785,000           1,476,150
----------------------------------------------------------------------------------------------------------------
Focal Communications Corp., 0%/12.125% Sr. Unsec.
Disc. Nts., 2/15/08(10)                                                            2,745,000           1,544,062
----------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 9.625% Sr. Nts., 5/15/08                            3,510,000           3,926,813
----------------------------------------------------------------------------------------------------------------
Globix Corp., 13% Sr. Unsec. Nts., 5/1/05(2)                                       4,175,000           4,362,875
----------------------------------------------------------------------------------------------------------------
GST Telecommunications, Inc., 0%/13.875% Cv. Sr. Sub.
Disc. Nts., 12/15/05(8)(10)                                                          407,000             413,614
----------------------------------------------------------------------------------------------------------------
GST Telecommunications, Inc./GST Network Funding Corp., Inc.,
0%/10.50% Sr. Disc. Nts., 5/1/08(8)(10)                                            3,000,000           1,590,000
----------------------------------------------------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05(10)                        3,335,000           2,501,250
----------------------------------------------------------------------------------------------------------------
Hyperion Telecommunication, Inc., 12% Sr. Sub. Nts., 11/1/07(8)                    6,000,000           6,240,000
----------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 0%/12.50% Sr. Sec. Disc. Nts., 5/1/06(2)(10)                     400,000             330,000
----------------------------------------------------------------------------------------------------------------
ICG Services, Inc., 0%/10% Sr. Exchangeable Unsec. Disc. Nts.,
2/15/08(10)                                                                          415,000             255,225


                       19 Oppenheimer Champion Income Fund

                                                                                 FACE               MARKET VALUE
                                                                                 AMOUNT(1)          SEE NOTE 1
================================================================================================================
MEDIA/ENTERTAINMENT: TELECOMMUNICATIONS(CONTINUED)
Intermedia Communications, Inc.:
0%/12.25% Sr. Disc. Nts., 3/1/09(8)(10)                                          $ 5,000,000        $  3,175,000
8.875% Sr. Nts., 11/1/07                                                           2,690,000           2,750,525
8.50% Sr. Nts., Series B, 1/15/08                                                  3,920,000           3,929,800
8.60% Sr. Unsec. Nts., Series B, 6/1/08                                            4,390,000           4,411,950
----------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts.,
2/15/08(2)(10)                                                                     9,135,000           5,092,763
----------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts., 12/1/08(8)(10)                                          12,150,000           7,700,063
9.125% Sr. Unsec. Nts., 5/1/08                                                     4,000,000           4,050,000
----------------------------------------------------------------------------------------------------------------
Long Distance International, Inc., 12.25% Sr. Disc. Nts., 4/15/08(8)               1,390,000             979,950
----------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 8.125% Sr. Nts., 2/15/09(8)                                       2,800,000           2,807,000
----------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Nts., 11/15/08(8)                          6,000,000           6,465,000
----------------------------------------------------------------------------------------------------------------
Netia Holdings BV:
0%/11% Sr. Disc. Nts., 11/1/07(10) DEM                                             2,250,000             807,274
0%/11.25% Sr. Disc. Nts., Series B, 11/1/07(10)                                    3,600,000           2,466,000
----------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc.:
0%/9.45% Sr. Disc. Unsec. Nts., 4/15/08(10)                                        2,155,000           1,379,200
9% Sr. Nts., 3/15/08                                                               1,700,000           1,704,250
9.625% Sr. Nts., 10/1/07                                                           6,673,000           6,823,143
10.75% Sr. Nts., 11/15/08(8)                                                       5,700,000           6,184,500
----------------------------------------------------------------------------------------------------------------
NorthEast Optic Network, Inc., 12.75% Sr. Nts., 8/15/08                            1,950,000           2,037,750
----------------------------------------------------------------------------------------------------------------
NTL, Inc.:
0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08(10)                            2,055,000           1,407,675
0%/12.375% Sr. Nts., 10/1/08(8)(10)                                               16,965,000          11,705,850
0%/10.75% Sr. Unsec. Unsub. Nts., Series B, 4/1/08(2)(10) GBP                      3,765,000           4,193,713
7% Cv. Sub. Nts., 12/15/08(8)                                                     11,700,000          17,915,625
10% Sr. Nts., Series B, 2/15/07                                                    2,940,000           3,138,450
11.50% Sr. Nts., 10/1/08(8)                                                        4,000,000           4,530,000
----------------------------------------------------------------------------------------------------------------
Petersburg Long Distance, Inc., 9% Cv. Sub. Nts., 6/1/06(8)                          200,000             104,750
----------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc., 14% Sr. Disc. Nts., 6/1/04                                      3,500,000           2,117,500
----------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05(2)                              4,000,000             810,000
----------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10% Sr. Unsec. Nts., Series B, 2/15/05                              10,390,000          11,039,375
----------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/9.47% Sr. Disc. Nts.,
10/15/07(10)(12)                                                                   7,285,000           5,828,000
----------------------------------------------------------------------------------------------------------------
RSL Communications plc:
0%/10% Bonds, 3/15/08(10) DEM                                                      4,200,000           1,480,831
0%/10.125% Sr. Disc. Nts., 3/1/08(10)                                              1,300,000             851,500
10.50% Gtd. Sr. Nts., 11/15/08                                                     4,000,000           4,260,000
----------------------------------------------------------------------------------------------------------------
TeleWest Communications plc:
0%/11% Sr. Disc. Debs., 10/1/07(10)                                                5,525,000           4,889,625
11.25% Sr. Nts., 11/1/08(8)                                                        4,910,000           5,744,700
----------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08                                   3,950,000           4,285,750
----------------------------------------------------------------------------------------------------------------
US Xchange LLC, 15% Sr. Unsec. Nts., 7/1/08                                        1,485,000           1,570,388


                       20 Oppenheimer Champion Income Fund

                                                                                 FACE               MARKET VALUE
                                                                                 AMOUNT(1)          SEE NOTE 1
================================================================================================================
MEDIA/ENTERTAINMENT: TELECOMMUNICATIONS(CONTINUED)
Verio, Inc.:
10.375% Sr. Unsec. Nts., 4/1/05                                                  $ 3,135,000        $  3,370,125
11.25% Sr. Nts., 12/1/08(8)                                                        4,800,000           5,436,000
13.50% Sr. Unsec. Nts., 6/15/04                                                      700,000             819,000
----------------------------------------------------------------------------------------------------------------
Viatel, Inc.:
0%/12.50% Sr. Unsec. Disc. Nts., 4/15/08(10)                                         950,000             586,625
11.25% Sr. Sec. Nts., 4/15/08                                                      2,700,000           2,760,750
----------------------------------------------------------------------------------------------------------------
WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05(10)               5,745,000           3,360,825
                                                                                                    ------------
                                                                                                     238,644,052

================================================================================================================
MEDIA/ENTERTAINMENT: WIRELESS COMMUNICATIONS--6.5%
Arch Communications, Inc., 12.75% Sr. Nts., 7/1/07                                   700,000             633,500
----------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., 0%/14% Sr. Disc. Nts., 10/1/07(10)                     4,749,000           1,852,110
----------------------------------------------------------------------------------------------------------------
Centennial Cellular Corp., 10.75% Sr. Sub. Nts., 12/15/08(8)                       3,200,000           3,376,000
----------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 0%/10.625% Sr. Unsec. Disc. Nts.,
11/15/07(2)(10)                                                                    5,635,000           3,930,413
----------------------------------------------------------------------------------------------------------------
CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts., 4/15/08(10)                   2,525,000           1,388,750
----------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 11.75% Sr. Nts., 4/15/07                                900,000             968,625
----------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., 12% Cv. Sr. Sub. Nts., 2/15/01(6)                     1,665,000                  --
----------------------------------------------------------------------------------------------------------------
ICO Global Communications (Holdings) Ltd., Units (each unit
consists of $1,000 principal amount of 15% sr. nts., 8/1/05 and one
warrant to purchase 19.85 shares of common stock)(9)                               1,325,000             801,625
----------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06(8)                      7,000,000           6,632,500
----------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc.:
0%/11.125% Sr. Disc. Nts., Series B, 10/15/07(10) CAD                              4,405,000           1,940,011
0%/14% Sr. Disc. Nts., Series B, 6/1/06(10)                                        3,300,000           2,706,000
----------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06(10)           2,000,000           1,490,000
----------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.75% Sr. Disc. Nts., 10/31/07(10)                                              4,445,000           3,133,725
0%/9.95% Sr. Disc. Nts., 2/15/08(10)                                               1,650,000           1,165,313
0%/10.65% Sr. Disc. Nts., 9/15/07(10)                                              2,195,000           1,624,300
9.75% Sr. Disc. Nts., 8/15/04                                                      1,700,000           1,770,125
----------------------------------------------------------------------------------------------------------------
Omnipoint Corp.:
11.625% Sr. Nts., 8/15/06                                                          2,475,000           2,178,000
11.625% Sr. Nts., Series A, 8/15/06                                                7,300,000           6,424,000
----------------------------------------------------------------------------------------------------------------
Orange plc:
7.625% Sr. Nts., 8/1/08 EUR                                                        2,600,000           3,013,928
8% Sr. Nts., 8/1/08                                                               12,500,000          12,937,500
----------------------------------------------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts.,
8/15/04                                                                            2,890,000           2,911,675
----------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(10)                 3,315,000           1,856,400
----------------------------------------------------------------------------------------------------------------
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(10)                 6,445,000           3,899,225
----------------------------------------------------------------------------------------------------------------
Price Communications Cellular Holdings, Inc., 11.25% Sr. Nts.,
8/15/08(14)                                                                        2,944,101           2,826,337


                       21 Oppenheimer Champion Income Fund

                                                                                  FACE              MARKET VALUE
                                                                                  AMOUNT(1)         SEE NOTE 1
================================================================================================================
MEDIA/ENTERTAINMENT: WIRELESS COMMUNICATIONS(CONTINUED)
Price Communications Wireless, Inc.:
9.125% Sr. Sec. Nts., Series B, 12/15/06                                          $4,100,000        $  4,284,500
11.75% Sr. Sub. Nts., 7/15/07                                                      3,650,000           4,033,250
----------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08(2)                   3,000,000           3,142,500
----------------------------------------------------------------------------------------------------------------
Satelites Mexicanos SA, 10.125% Sr. Nts., 11/1/04                                    875,000             667,188
----------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(10)                 9,635,000           6,118,225
----------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc., 0%/12% Sr. Disc. Nts., 7/15/08(8)(10)                  4,100,000           2,562,500
----------------------------------------------------------------------------------------------------------------
USA Mobile Communications, Inc. II, 14% Sr. Nts., 11/1/04                            655,000             658,275
                                                                                                    ------------
                                                                                                      90,926,500

================================================================================================================
METALS/MINERALS--2.6%
AK Steel Corp.:
7.875% Sr. Nts., 2/15/09(8)                                                        7,000,000           7,008,750
9.125% Sr. Nts., 12/15/06                                                          1,000,000           1,060,000
----------------------------------------------------------------------------------------------------------------
Bar Technologies, Inc., 13.50% Sr. Sec. Nts., 4/1/01                               1,965,000           2,073,075
----------------------------------------------------------------------------------------------------------------
California Steel Industries Corp., 8.50% Sr. Nts., 4/1/09(8)(13)                   2,800,000           2,828,000
----------------------------------------------------------------------------------------------------------------
Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07                           2,325,000           2,121,563
----------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08(2)               2,700,000           2,794,500
----------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08                 750,000             767,813
----------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                     2,065,000           2,003,050
----------------------------------------------------------------------------------------------------------------
Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(10)                    6,100,000           2,104,500
----------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                             3,945,000           3,609,675
----------------------------------------------------------------------------------------------------------------
National Steel Corp.:
9.875% First Mtg. Bonds, 3/1/09(8)                                                 2,000,000           2,065,000
9.875% Nts., 3/1/09(8)                                                             1,800,000           1,858,500
----------------------------------------------------------------------------------------------------------------
Republic Engineered Steels, Inc., 9.875% First Mtg. Nts., 12/15/01                 6,250,000           6,468,750
                                                                                                    ------------
                                                                                                      36,763,176

================================================================================================================
RETAIL--1.4%
Boyds Collection Ltd., 9% Sr. Sub. Nts., 5/15/08(8)                                3,870,000           4,161,100
----------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts.,
5/1/08                                                                             6,470,000           5,661,250
----------------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                                         3,500,000           3,307,500
----------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                                 1,025,000           1,009,625
----------------------------------------------------------------------------------------------------------------
Home Interiors & Gifts, Inc., 10.125% Sr. Sub. Nts., 6/1/08                        4,100,000           4,161,500
----------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                 1,600,000           1,688,000
                                                                                                    ------------
                                                                                                      19,988,975

================================================================================================================
SERVICE--4.6%
Allied Waste North America, Inc., 7.875% Sr. Unsec. Nts.,
Series B, 1/1/09                                                                   4,400,000           4,328,500
----------------------------------------------------------------------------------------------------------------
Borg-Warner Security Corp., 9.625% Sr. Sub. Nts., 3/15/07                          2,570,000           2,775,600
----------------------------------------------------------------------------------------------------------------
Coinstar, Inc., 0%/13% Sr. Disc. Nts., 10/1/06(10)                                 2,025,000           1,650,375


                       22 Oppenheimer Champion Income Fund

                                                                                  FACE              MARKET VALUE
                                                                                  AMOUNT(1)         SEE NOTE 1
================================================================================================================
SERVICE(CONTINUED)
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07(2)                      $1,080,000        $  1,069,200
----------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.:
9% Sr. Sub. Nts., 2/1/08                                                             910,000             914,550
9% Sr. Unsec. Sub. Nts., 2/1/08                                                    5,065,000           5,090,325
----------------------------------------------------------------------------------------------------------------
Formica Corp., 10.875% Sr. Sub. Nts., 3/1/09(8)                                    5,000,000           5,000,000
----------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Sub. Nts., 8/15/08(8)                  2,900,000           3,088,500
----------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                    3,550,000           3,585,500
----------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 9.625% Sr. Sub. Nts., 12/1/06                               3,270,000           3,547,950
----------------------------------------------------------------------------------------------------------------
Metal Management, Inc., 10% Gtd. Sr. Unsec. Sub. Debs., 5/15/08                    1,250,000             762,500
----------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10(2)                   7,500,000           6,600,000
----------------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 9.625% Sr. Sub. Nts., 4/1/09(8)(13)                    1,250,000           1,287,500
----------------------------------------------------------------------------------------------------------------
Panolam Industries International, Inc., 11.50% Sr. Sub. Nts., 2/15/09(8)           4,000,000           4,120,000
----------------------------------------------------------------------------------------------------------------
Premier Graphics, Inc., 11.50% Sr. Nts., 12/1/05(2)                                3,500,000           3,465,000
----------------------------------------------------------------------------------------------------------------
Protection One Alarm Monitoring, Inc.:
6.75% Cv. Sr. Sub. Nts., 9/15/03                                                   2,868,000           2,670,825
13.625% Sr. Sub. Disc. Nts., 6/30/05                                               2,700,000           3,084,750
----------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc., 8.625% Sr. Nts., 6/30/09(13)                              2,000,000           2,032,500
----------------------------------------------------------------------------------------------------------------
United Rentals, Inc.:
9% Nts., 4/1/09(8)                                                                 1,750,000           1,758,750
9.25% Sr. Sub. Nts., 1/15/09(8)                                                    6,250,000           6,281,250
----------------------------------------------------------------------------------------------------------------
United Stationers Supply Co., 12.75% Sr. Sub. Nts., 5/1/05                           692,000             769,850
                                                                                                    ------------
                                                                                                      63,883,425

================================================================================================================
TRANSPORTATION--2.6%
Coach USA, Inc., 9.375% Sr. Sub. Nts., Series B, 7/1/07(2)                         1,505,000           1,580,250
----------------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 11.50% Sr. Unsec. Sub. Nts., 4/15/06                6,480,000           6,917,400
----------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06                       4,160,000           4,617,600
----------------------------------------------------------------------------------------------------------------
HDA Parts System, Inc., 12% Sr. Sub. Nts., 8/1/05(8)                               3,150,000           3,047,625
----------------------------------------------------------------------------------------------------------------
Key Plastics, Inc., 10.25% Sr. Sub. Nts., Series B, 3/15/07                        2,405,000           2,408,006
----------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of 12% first priority ship mtg. sr. sec. nts.,
7/15/05 and one warrant to purchase five shares of common stock)(9)                3,200,000           2,416,000
----------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc:
10.50% First Priority Ship Mtg. Nts., 6/30/07(8)                                   3,715,000           2,749,100
Units (each unit consists of $1,000 principal amount of 12%
second priority ship mtg. nts., 6/30/07 and 7.66 warrants)(8)(9)                   2,605,000           1,654,175
----------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Sub. Nts., 6/15/07(8)                         1,000,000           1,042,500
----------------------------------------------------------------------------------------------------------------
TFM SA de CV, 10.25% Sr. Nts., 6/15/07                                             1,440,000           1,267,200
----------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04                         5,775,000           4,417,875
----------------------------------------------------------------------------------------------------------------
Transtar Holdings LP/Transtar Capital Corp., 0%/13.375% Sr. Disc.
Nts., Series B, 12/15/03(10)                                                       4,391,000           4,336,113
----------------------------------------------------------------------------------------------------------------
Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11(8)                      895,436             463,388
                                                                                                    ------------
                                                                                                      36,917,232


                       23 Oppenheimer Champion Income Fund

                                                                                 FACE             MARKET VALUE
                                                                                 AMOUNT(1)        SEE NOTE 1
================================================================================================================
UTILITY--1.5%
CalEnergy Co., Inc., 7.52% Sr. Unsec. Nts., 9/15/08                              $12,000,000      $   12,671,136
----------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11                 2,350,000           2,712,774
----------------------------------------------------------------------------------------------------------------
Integrated Electric Services, Inc., 9.375% Sr. Sub. Nts., 2/1/09(8)                2,400,000           2,460,000
----------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp.:
0%/8.50% Sr. Unsec. Nts., Series H, 7/1/10(10)                                     1,000,000             774,449
7.75% Sr. Unsec. Nts., Series G, 10/1/08                                           2,000,000           2,151,180
                                                                                                  --------------
                                                                                                      20,769,539
                                                                                                  --------------
Total Corporate Bonds and Notes (Cost $1,095,432,513)                                              1,073,598,762

                                                                                 SHARES
================================================================================================================
PREFERRED STOCKS--5.6%
----------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(6)(14)                          105,968           2,834,644
----------------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Gtd. Bonds, 12/31/26                                750,000             736,875
----------------------------------------------------------------------------------------------------------------
Capstar Communications, Inc., 12.625% Cum. Exchangeable,
Series E, Non-Vtg.(14)                                                                 4,363             524,651
----------------------------------------------------------------------------------------------------------------
CGA Group Ltd., Preferred Stock, Series A(2)(14)(15)                                 160,595           4,014,875
----------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7% Cum. Cv., Non-Vtg.(8)                                     71,000             923,000
----------------------------------------------------------------------------------------------------------------
Clark USA, Inc., 11.50% Cum. Sr. Exchangeable(14)                                      2,862           2,010,555
----------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 13.50% Sr. Redeemable Exchangeable
Preferred Stock, Series B, Non-Vtg.(14)                                                2,423           2,586,552
----------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 11.125% Cum., Series M(14)                                         5,635             645,207
----------------------------------------------------------------------------------------------------------------
Doane Products Co., 14.25% Exchangeable, Non-Vtg.(2)(16)                             100,000           4,425,000
----------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 12.25% Sr. Exchangeable(14)                               2,818           2,684,145
----------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable Preferred
Stock, Non-Vtg.(14)                                                                    1,310             618,975
----------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., Cum. Exchangeable, Series B,
3/1/08, Non-Vtg.(16)                                                                  15,000             783,750
----------------------------------------------------------------------------------------------------------------
Fidelity Federal Bank FSB Glendale California, l2% Non-Cum.
Exchangeable Perpetual Preferred Stock, Series A(16)                                      30                 697
----------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable Preferred,
12/1/08(16)                                                                           23,000           2,656,500
----------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(14)                                  3,017           3,296,072
----------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.:
Depositary Shares Representing one one-hundredth
7% Cum. Cv. Jr. Preferred Stock, Series E, Non-Vtg.(8)                                61,150           1,612,831
7% Cv. Preferred Securities(8)                                                       200,000           4,250,000
13.50% Exchangeable, Series B(14)                                                      2,279           2,455,622
----------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc.:
13% Preferred, Non-Vtg.(8)(14)(16)                                                        39              33,638
Units (each unit consists of $1,000 principal amount of
13% sr. exchangeable preferred stock and one warrant to
purchase 30 shares of common stock)(2)(9)(14)                                            300             298,500


                       24 Oppenheimer Champion Income Fund

                                                                                                    MARKET VALUE
                                                                                     SHARES         SEE NOTE 1
================================================================================================================
PREFERRED STOCKS(CONTINUED)
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable
Exchangeable Preferred Stock, Non-Vtg.(14)                                            27,889        $  1,080,699
----------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 11.125%, Non-Vtg.(14)                                     4,652           4,756,670
----------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc., 14% Cum., Non-Vtg.(14)                                111,885           6,461,359
----------------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 12.375%, Preferred Stock(8)(13)(14)(16)                      800              82,800
----------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable,
Non-Vtg.(14)                                                                             301           2,505,825
----------------------------------------------------------------------------------------------------------------
Petroleum Heat & Power Co., Inc., 2.75% Jr. Cv., Series A, Non-Vtg.(16)               16,377              28,660
----------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8.625% Exchangeable, Series H, Non-Vtg.                                               54,950           5,233,988
9.20% Exchangeable, Series F, Non-Vtg.                                                22,500           2,311,875
----------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(14)                         4,333           4,289,670
----------------------------------------------------------------------------------------------------------------
SD Warren Co., 14% Cum. Exchangeable, Series B, Non-Vtg.(16)                         128,300           6,896,125
----------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc.:
13.75% Exchangeable(8)(14)(16)                                                             6              21,600
13.75% Cum. Nts., Series B, 3/15/09, Non-Vtg.(14)                                        100             360,000
----------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 14.25% Cum. Exchangeable,
Non-Vtg.(8)(14)                                                                        4,080           4,375,800
----------------------------------------------------------------------------------------------------------------
Supermarkets General Holdings, $3.52(14)(16)                                          22,624             820,120
----------------------------------------------------------------------------------------------------------------
Walden Residential Properties, Inc.:
9.16% Cv., Series B, Non-Vtg.                                                          3,250              69,875
9.20% Preferred, Vtg.                                                                 83,700           1,747,238
                                                                                                    ------------
Total Preferred Stocks (Cost $85,568,766)                                                             78,434,393

================================================================================================================
OTHER SECURITIES--0.3%
----------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.50% Cum. Cv., Series I, Non-Vtg.                                28,900           3,222,350
----------------------------------------------------------------------------------------------------------------
Earthwatch, Inc., 12% Cum. Cv., Series C, Non-Vtg.(8)(14)(16)                        110,000             165,000
----------------------------------------------------------------------------------------------------------------
Viatel, Inc., 10% Cv., Series A(14)                                                    1,406             302,642
                                                                                                    ------------
Total Other Securities (Cost $1,756,462)                                                               3,689,992

================================================================================================================
COMMON STOCKS--3.1%
----------------------------------------------------------------------------------------------------------------
Airtouch Communications, Inc.(16)                                                     35,000           3,381,875
----------------------------------------------------------------------------------------------------------------
AT&T - Liberty Media Group, Series A(16)                                              56,200           2,957,525
----------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                            37,663           3,005,978
----------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp.(16)                                                         40,000           2,965,000
----------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A(16)                                              30,000           2,448,750
----------------------------------------------------------------------------------------------------------------
ECM Fund, L.P.I.(2)                                                                       75              66,375
----------------------------------------------------------------------------------------------------------------
El Paso Electric Co.(16)                                                              56,400             430,050
----------------------------------------------------------------------------------------------------------------
Equitable Bag, Inc.(2)(16)                                                             2,261               2,261
----------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc.(16)                                                        83,176           1,850,666
----------------------------------------------------------------------------------------------------------------
Grupo Iusacell SA, ADR(16)                                                            45,000             360,000
----------------------------------------------------------------------------------------------------------------
GST Telecommunications, Inc.(16)                                                      75,000             820,313


                       25 Oppenheimer Champion Income Fund

                                                                                                    MARKET VALUE
                                                                                      SHARES        SEE NOTE 1
================================================================================================================
COMMON STOCKS(CONTINUED)
Hilton Hotels Corp.                                                                   30,000        $    421,875
----------------------------------------------------------------------------------------------------------------
Horizon Group Properties, Inc.(16)                                                     1,880               8,225
----------------------------------------------------------------------------------------------------------------
Hyperion Telecommunications, Inc.(16)                                                 30,000             363,750
----------------------------------------------------------------------------------------------------------------
ICG Communications, Inc.(16)                                                          50,000           1,000,000
----------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.(16)                                                   85,119           2,266,293
----------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.(2)(16)                                                 8,121             172,977
----------------------------------------------------------------------------------------------------------------
ITC DeltaCom, Inc.(16)                                                                40,000             872,500
----------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA(16)                                                45,000           1,170,000
----------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., Cl. A(16)                                                45,000           1,648,125
----------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc., Cl. A(16)                                              10,000             560,000
----------------------------------------------------------------------------------------------------------------
Omnipoint Corp.(16)                                                                   15,000             216,563
----------------------------------------------------------------------------------------------------------------
Optel, Inc.(16)                                                                        3,815                  38
----------------------------------------------------------------------------------------------------------------
Oxford Health Plans, Inc.(16)                                                         50,000             781,250
----------------------------------------------------------------------------------------------------------------
Panamerican Beverages, Inc., Cl. A                                                    40,000             702,500
----------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.(16)                                                    75,000             567,187
----------------------------------------------------------------------------------------------------------------
Protection One, Inc.(16)                                                              55,000             343,750
----------------------------------------------------------------------------------------------------------------
PsiNet, Inc.(16)                                                                      70,000           2,979,375
----------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc.(16)                                          48,305           3,482,489
----------------------------------------------------------------------------------------------------------------
RSL Communications Ltd., Cl. A(16)                                                    30,000           1,078,125
----------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc., Cl. C(16)                                                     5,100              10,200
----------------------------------------------------------------------------------------------------------------
Siena Holdings, Inc.(2)(16)                                                           16,299              16,299
----------------------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                                               26,000             318,500
----------------------------------------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                                              20,000           1,962,500
----------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.(16)                                                             45,000             573,750
----------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                     16,000           1,137,000
----------------------------------------------------------------------------------------------------------------
Tricon Global Restaurants, Inc.(16)                                                   10,000             702,500
----------------------------------------------------------------------------------------------------------------
Verio, Inc.(16)                                                                       25,000           1,153,125
----------------------------------------------------------------------------------------------------------------
Vimpel-Communications, Sponsored ADR(16)                                               5,000              77,500
----------------------------------------------------------------------------------------------------------------
WinStar Communications, Inc.(16)                                                      10,000             363,438
                                                                                                    ------------
Total Common Stocks (Cost $34,782,511)                                                                43,238,627


                       26 Oppenheimer Champion Income Fund

                                                                                                    MARKET VALUE
                                                                                     UNITS          SEE NOTE 1
================================================================================================================
RIGHTS, WARRANTS AND CERTIFICATES--0.8%
----------------------------------------------------------------------------------------------------------------
American Telecasting, Inc. Wts., Exp. 6/99(2)                                          5,500        $         55
----------------------------------------------------------------------------------------------------------------
American Telecasting, Inc. Wts., Exp. 8/00(2)                                            850                   9
----------------------------------------------------------------------------------------------------------------
Ames Department Stores, Inc., Litigation Trust(2)                                     19,829                 198
----------------------------------------------------------------------------------------------------------------
Australis Holdings PTY Ltd./Australia Media Ltd. Wts., Exp. 5/00(2)                      190                   1
----------------------------------------------------------------------------------------------------------------
Becker Gaming, Inc. Wts., Exp. 11/00(2)                                               12,500                 125
----------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc. Wts., Exp. 10/07(8)                                         1,649               6,802
----------------------------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 12/49(2)(15)                                               130,000              39,000
----------------------------------------------------------------------------------------------------------------
Clearnet Communications, Inc. Wts., Exp. 9/05                                          1,320               7,327
----------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/07(2)                                           2,320             696,290
----------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. Wts., Exp. 3/08(2)                                    7,310           6,586,310
----------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/08(2)                                      6,400              11,200
----------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/08(2)                                                  6,000              78,000
----------------------------------------------------------------------------------------------------------------
DTI Holdings, Inc. Wts., Exp. 3/08(2)                                                 30,000               4,050
----------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/05                                            725              77,873
----------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc. Wts., Exp. 4/08(2)                                     3,785              37,850
----------------------------------------------------------------------------------------------------------------
Gaylord Container Corp. Wts., Exp. 11/02                                               1,174               9,025
----------------------------------------------------------------------------------------------------------------
Globix Corp. Wts., Exp. 5/05(2)                                                        4,175             313,125
----------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc. Wts., Exp. 1/01                                            58,176             281,790
----------------------------------------------------------------------------------------------------------------
Gothic Energy Corp. Wts., Exp. 1/03                                                   58,503                  --
----------------------------------------------------------------------------------------------------------------
Gothic Energy Corp. Wts., Exp. 1/03(2)                                                30,983                 310
----------------------------------------------------------------------------------------------------------------
Gothic Energy Corp. Wts., Exp. 5/05(2)                                                69,612               6,961
----------------------------------------------------------------------------------------------------------------
Gothic Energy Corp. Wts., Exp. 9/04(2)                                                91,000             102,375
----------------------------------------------------------------------------------------------------------------
Grand Union Co. Wts., Exp. 8/03(2)                                                        94                 206
----------------------------------------------------------------------------------------------------------------
Hyperion Telecommunications, Inc. Wts., Exp. 4/01                                        265              13,018
----------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/05(2)                                           17,655             255,270
----------------------------------------------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp. 8/02                                                  1,600                  --
----------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts., Exp. 4/08(2)                                          7,885              20,698
----------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/08(2)                                   1,390               3,475
----------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/07(2)                                   2,565              31,101
----------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/05(2)                                         3,200              21,600
----------------------------------------------------------------------------------------------------------------
Omnipoint Corp. Wts., Exp. 11/00(2)                                                    8,000             115,500
----------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/06(2)                                                   3,500                 350
----------------------------------------------------------------------------------------------------------------
Price Communications Corp. Wts., Exp. 8/07(2)                                         19,178           1,054,790
----------------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 11/03(2)                                              28,000             350,000
----------------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/05(2)                                               15,200             182,400
----------------------------------------------------------------------------------------------------------------
Rocky Mountain Internet, Inc. Wts., Exp. 7/03(2)                                      12,145             127,531
----------------------------------------------------------------------------------------------------------------
Trizec Hahn Corp. Wts., Exp. 7/99                                                      1,985               3,018
----------------------------------------------------------------------------------------------------------------
Walden Residential Properties, Inc. Wts., Exp. 1/02(2)                                49,200              30,750
----------------------------------------------------------------------------------------------------------------
WAM!NET, Inc. Wts., Exp. 3/05(2)                                                      17,235             267,143
                                                                                                    ------------
Total Rights, Warrants and Certificates (Cost $648,332)                                               10,735,526


                       27 Oppenheimer Champion Income Fund

                                                                                 FACE             MARKET VALUE
                                                                                 AMOUNT(1)        SEE NOTE 1
================================================================================================================
STRUCTURED INSTRUMENTS--4.9%
----------------------------------------------------------------------------------------------------------------
Bankers Trust/Bear Stearns High Yield Composite Index Linked Nts.:
8.135%, 6/1/99                                                                   $12,500,000      $   12,682,625
8.55%, 5/4/99                                                                      5,000,000           4,764,700
7.70%, 5/5/99                                                                      6,000,000           6,273,180
8.55%, 4/5/99                                                                      5,000,000           4,786,500
----------------------------------------------------------------------------------------------------------------
Bear Stearns High Yield Composite Index Linked Nts.:
8.50%, 4/14/99                                                                     9,000,000           9,051,570
8.50%, 4/9/99                                                                      5,000,000           4,646,450
8.50%, 5/14/99                                                                    12,000,000          12,093,360
----------------------------------------------------------------------------------------------------------------
Shoshone Partners Loan Trust Sr. Nts., 6.689%, 4/28/02
(representing a basket of reference loans and a total return swap
between Chase Manhattan Bank and the Trust)(2)(3)                                 16,600,000          14,606,283
                                                                                                  --------------
Total Structured Instruments (Cost $71,292,353)                                                       68,904,668

================================================================================================================
REPURCHASE AGREEMENTS--3.6%
----------------------------------------------------------------------------------------------------------------
Repurchase agreement with First Chicago Capital Markets,
4.85%, dated 3/31/99, to be repurchased at $50,606,817 on 4/1/99, collateralized by U.S. Treasury Nts., 4%-7.875%, 11/30/99-2/15/07,
with a value of $46,768,580, U.S. Treasury Bonds, 8%-10.75%,
2/15/03-11/15/21, with a value of $3,013,238 and U.S. Treasury
Bills, 4/8/99-4/22/99, with a value of $1,870,868 (Cost $50,600,000)              50,600,000          50,600,000

================================================================================================================
TOTAL INVESTMENTS, AT VALUE (COST $1,399,327,088)                                       98.6%      1,382,094,896
----------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                          1.4          18,994,724
                                                                                 -----------      --------------
NET ASSETS                                                                             100.0%     $1,401,089,620
                                                                                 ===========      ==============


                       28 Oppenheimer Champion Income Fund

-------------------------------------------------------------------------------
1. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP--Argentine Peso          GBP--British Pound Sterling
CAD--Canadian Dollar         IDR--Indonesian Rupiah
DEM--German Mark             RUR--Russian Ruble
EUR--Euro

2. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.

3. Represents the current interest rate for a variable rate security.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

5. Represents the current interest rate for an increasing rate security.

6. Non-income producing--issuer is in default.

7. A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See Note 5 of Notes to Financial Statements.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $308,404,524 or 22.01% of the Fund's net assets as of March 31, 1999.

9. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.

10. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

11. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

12. Securities with an aggregate market value of $7,319,000 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

13. When-issued security to be delivered and settled after March 31, 1999.

14. Interest or dividend is paid-in-kind.

15. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 1999. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 1999, amounts to $4,053,875. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                                                       SHARES
                                           SHARES                    GROSS           GROSS             MARCH 31,
                                           SEPTEMBER 30, 1998        ADDITIONS       REDUCTIONS        1999
================================================================================================================
CGA Group Ltd.,
Preferred Stock, Series A                  130,000                   30,595          --                  160,595
----------------------------------------------------------------------------------------------------------------
CGA Group Ltd. Wts.,
Exp. 12/49                                 130,000                   --              --                  130,000

16. Non-income producing security.

See accompanying Notes to Financial Statements.


                       29 Oppenheimer Champion Income Fund

STATEMENT OF ASSETS AND LIABILITIES March 31, 1999 (Unaudited)

================================================================================================================
ASSETS
Investments, at value--see accompanying statement:
Unaffiliated companies (cost $1,395,312,146)                                                      $1,378,041,021
Affiliated companies (cost $4,014,942)                                                                 4,053,875
----------------------------------------------------------------------------------------------------------------
Cash                                                                                                      83,816
----------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency exchange contracts--Note 5                                   602,173
----------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                            25,369,198
Investments sold                                                                                       9,917,637
Shares of beneficial interest sold                                                                     7,445,338
Daily variation on futures contracts--Note 6                                                             543,800
Other                                                                                                      9,518
                                                                                                  ==============
Total assets                                                                                       1,426,066,376

================================================================================================================
LIABILITIES
Unrealized depreciation on foreign currency exchange contracts--Note 5                                    13,000
----------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $13,824,000 purchased on a
when-issued basis)--Note 1                                                                            18,125,025
Dividends                                                                                              2,933,599
Shares of beneficial interest redeemed                                                                 2,614,383
Distribution and service plan fees                                                                       805,331
Transfer and shareholder servicing agent fees                                                            211,706
Shareholder reports                                                                                      152,326
Custodian fees                                                                                            26,294
Other                                                                                                     95,092
                                                                                                  --------------
Total liabilities                                                                                     24,976,756

================================================================================================================
NET ASSETS                                                                                        $1,401,089,620
                                                                                                  ==============

================================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                   $1,442,123,025
----------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                      654,557
----------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                                                                (25,211,343)
----------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                             (16,476,619)
                                                                                                  --------------
Net assets                                                                                        $1,401,089,620
                                                                                                  ==============


                      30 Oppenheimer Champion Income Fund

================================================================================================================
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$659,802,779 and 52,992,732 shares of beneficial interest outstanding)                                    $12.45
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                                               $13.07

----------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $487,287,627
and 39,174,443 shares of beneficial interest outstanding)                                                 $12.44

----------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $253,999,214
and 20,420,599 shares of beneficial interest outstanding)                                                 $12.44

See accompanying Notes to Financial Statements.

                      31 Oppenheimer Champion Income Fund

STATEMENT OF OPERATIONS  For the Six Months Ended March 31, 1999 (Unaudited)

================================================================================================================
INVESTMENT INCOME
Interest (net of foreign withholding taxes of $1,302)                                               $ 58,252,725
----------------------------------------------------------------------------------------------------------------
Dividends                                                                                              4,877,510
                                                                                                    ------------
Total income                                                                                          63,130,235

================================================================================================================
EXPENSES
Distribution and service plan fees--Note 4:
Class A                                                                                                  738,181
Class B                                                                                                2,158,677
Class C                                                                                                1,176,964
----------------------------------------------------------------------------------------------------------------
Management fees--Note 4                                                                                3,934,854
----------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                                                  1,057,448
----------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                      238,058
----------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                              50,909
----------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                               29,926
----------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                               20,166
----------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                     5,878
----------------------------------------------------------------------------------------------------------------
Insurance expenses                                                                                         4,849
----------------------------------------------------------------------------------------------------------------
Other                                                                                                     39,307
                                                                                                     -----------
Total expenses                                                                                         9,455,217
Less expenses paid indirectly--Note 4                                                                    (26,625)
                                                                                                     -----------
Net expenses                                                                                           9,428,592

================================================================================================================
NET INVESTMENT INCOME                                                                                 53,701,643

================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                                                          (11,593,299)
Closing of futures contracts                                                                         (10,555,124)
Foreign currency transactions                                                                           (354,706)
                                                                                                    ------------
Net realized loss                                                                                    (22,503,129)

----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                                           63,485,907
Translation of assets and liabilities denominated in foreign currencies                               (1,143,864)
                                                                                                    ------------
Net change                                                                                            62,342,043
                                                                                                    ------------
Net realized and unrealized gain                                                                      39,838,914

================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                $ 93,540,557
                                                                                                    ============

See accompanying Notes to Financial Statements.

                      32 Oppenheimer Champion Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SIX MONTHS ENDED     YEAR ENDED
                                                                             MARCH 31, 1999       SEPTEMBER 30,
                                                                             (UNAUDITED)          1998
================================================================================================================
OPERATIONS
Net investment income                                                         $   53,701,643      $   86,285,917
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                         (22,503,129)          6,948,507
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                             62,342,043        (115,693,863)
                                                                              ---------------     --------------
Net increase (decrease) in net assets resulting from operations                   93,540,557         (22,459,439)

================================================================================================================
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                          (26,756,886)        (44,685,298)
Class B                                                                          (17,427,149)        (23,050,424)
Class C                                                                           (9,517,608)        (14,921,590)
----------------------------------------------------------------------------------------------------------------
Tax return of capital distribution:
Class A                                                                                   --          (1,752,073)
Class B                                                                                   --          (1,189,487)
Class C                                                                                   --            (687,045)
----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                           (4,622,478)         (8,099,904)
Class B                                                                           (3,297,538)         (4,232,404)
Class C                                                                           (1,792,465)         (2,892,893)

================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial
interest transactions--Note 2:
Class A                                                                           73,322,541         131,249,208
Class B                                                                           88,157,317         189,452,940
Class C                                                                           24,118,603          66,892,330

================================================================================================================
NET ASSETS
Total increase                                                                   215,724,894         263,623,921
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                            1,185,364,726         921,740,805
                                                                              --------------      --------------
End of period (including undistributed net investment income
of $654,557 and $654,557, respectively)                                       $1,401,089,620      $1,185,364,726
                                                                              ==============      ==============

See accompanying Notes to Financial Statements.

                      33 Oppenheimer Champion Income Fund

FINANCIAL HIGHLIGHTS

                                           CLASS A
                                           --------------------------------------------------------------------
                                           SIX MONTHS
                                           ENDED
                                           MARCH 31,
                                           1999                 YEAR ENDED SEPTEMBER 30,
                                           (UNAUDITED)          1998                1997               1996
===============================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period           $12.18             $13.49              $12.92             $12.47
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .54               1.09                1.15               1.15
Net realized and unrealized gain (loss)           .36              (1.11)                .57                .44
                                               -------            ------              -------            ------
Total income from investment
operations                                        .90               (.02)               1.72               1.59

---------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income             (.54)             (1.05)              (1.15)             (1.14)
Dividends in excess of net investment
income                                             --                 --                  --                 --
Tax return of capital distribution                 --               (.04)                 --                 --
Distributions from net realized gain             (.09)              (.20)                 --                 --
Distributions in excess of net
realized gain                                      --                 --                  --                 --
                                               ------             ------              ------             ------
Total dividends and distributions
to shareholders                                  (.63)             (1.29)              (1.15)             (1.14)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $12.45             $12.18              $13.49             $12.92
                                               ======             ======              ======             ======

===============================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(3)              7.61%             (0.49)%             13.96%             13.28%

===============================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                               $659,803           $572,354            $502,211           $359,208
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $607,197           $567,689            $425,258           $305,638
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                            8.84%(4)           8.18%               8.75%              8.97%
Expenses(5)                                      1.09%(4)           1.06%               1.10%              1.17%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                         23%               100%                136%                95%


1. For the period from December 1, 1993 (inception of offering) to September 30, 1994.

2. For the period from October 2, 1995 (inception of offering) to September 30, 1996.

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


                      34 Oppenheimer Champion Income Fund

                                       CLASS B
---------------------------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                       ENDED
                                       MARCH 31,
                                       1999                  YEAR ENDED SEPTEMBER 30,
     1995            1994              (UNAUDITED)           1998                1997                  1996(2)
===============================================================================================================
       $12.32          $12.90              $12.17              $13.48              $12.91                $12.47
---------------------------------------------------------------------------------------------------------------
         1.05            1.10                 .49                 .99                1.05                  1.03

          .14            (.38)                .36               (1.11)                .57                   .44
       ------          ------              ------              ------              ------                ------

         1.19             .72                 .85                (.12)               1.62                  1.47

---------------------------------------------------------------------------------------------------------------

        (1.04)          (1.10)               (.49)               (.95)              (1.05)                (1.03)

           --            (.01)                 --                  --                  --                    --
           --              --                  --                (.04)                 --                    --
           --              --                (.09)               (.20)                 --                    --

           --            (.19)                 --                  --                  --                    --
       ------          ------              ------              ------              ------                ------

        (1.04)          (1.30)               (.58)              (1.19)              (1.05)                (1.03)
---------------------------------------------------------------------------------------------------------------
       $12.47          $12.32              $12.44              $12.17              $13.48                $12.91
       ======          ======              ======              ======              ======                ======

===============================================================================================================
        10.09%           5.61%               7.21%              (1.25)%             13.10%                12.20%

===============================================================================================================

     $255,139        $160,505            $487,288            $388,572            $238,505               $82,052
---------------------------------------------------------------------------------------------------------------
     $204,917        $135,431            $433,463            $326,804            $151,197               $33,189
---------------------------------------------------------------------------------------------------------------

         8.45%           8.49%               8.06%(4)            7.42%               7.89%                 7.90%(4)
         1.18%           1.22%               1.84%(4)            1.81%               1.86%                 1.97%(4)
---------------------------------------------------------------------------------------------------------------
           73%            108%                 23%                100%                136%                   95%

4. Annualized.

5. Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Fund.

Prior year expenses have not been adjusted.


                      35 Oppenheimer Champion Income Fund

                                           CLASS C
                                           ---------------------------------------------------------------------------------------
                                           SIX MONTHS
                                           ENDED
                                           MARCH 31,
                                           1999                YEAR ENDED SEPTEMBER 30,
                                           (UNAUDITED)         1998              1997           1996        1995       1994(1)
================================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period           $12.17            $13.48            $12.91         $12.46      $12.32     $13.13
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .49               .99              1.05           1.06         .95        .75
Net realized and unrealized gain (loss)           .36             (1.11)              .57            .44         .13       (.60)
                                               ------            ------            ------         ------      ------     ------
Total income from investment
operations                                        .85              (.12)             1.62           1.50        1.08        .15

-------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income             (.49)             (.95)            (1.05)         (1.05)       (.94)      (.77)
Dividends in excess of net investment
income                                             --                --                --             --          --         --
Tax return of capital distribution                 --              (.04)               --             --          --         --
Distributions from net realized gain             (.09)             (.20)               --             --          --         --
Distributions in excess of net
realized gain                                      --                --                --             --          --       (.19)
                                               ------            ------            ------         ------      ------     ------
Total dividends and distributions
to shareholders                                  (.58)            (1.19)            (1.05)         (1.05)       (.94)      (.96)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $12.44            $12.17            $13.48         $12.91      $12.46     $12.32
                                               ======            ======            ======         ======      ======     ======

===============================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(3)              7.21%            (1.25)%           13.12%         12.44%       9.16%      1.11%

===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                               $253,999          $224,439          $181,025       $112,945     $64,932    $27,743
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $236,202          $210,338          $143,363       $ 89,416     $43,584    $13,693
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                            8.08%(4)          7.42%             7.98%          8.19%       7.63%      7.24%(4)
Expenses(5)                                      1.84%(4)          1.81%             1.86%          1.93%       1.95%      1.94%(4)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                         23%              100%              136%            95%         73%       108%

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 1999, were $530,689,300 and $252,819,176, respectively.

See accompanying Notes to Financial Statements.

                      36 Oppenheimer Champion Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Champion Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of current income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.


--------------------------------------------------------------------------------
INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.


                       37 Oppenheimer Champion Income Fund

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES (continued)

STRUCTURED NOTES. The Fund invests in foreign currency-linked structured notes whereby the market value and redemption price are linked to foreign currency exchange rates. The Fund also invests in index-linked notes whereby the principal and/or interest payment depend on one or more market indices. The structured notes may be leveraged, which increases the notes' volatility relative to the face of the security. Fluctuations in values of the securities are recorded as unrealized gains and losses in the accompanying financial statements. During the six months ended March 31, 1999, the market value of these securities comprised an average of 5% of the Fund's net assets, and resulted in realized and unrealized losses of $3,177,664.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 1999, securities with an aggregate market value of $6,288,914, representing 0.44% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of March 31, 1999, the Fund had entered into outstanding when-issued or forward commitments of $11,019,500.

       In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.


                       38 Oppenheimer Champion Income Fund

================================================================================
The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.

--------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

                       39 Oppenheimer Champion Income Fund

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES (continued)

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              SIX MONTHS ENDED MARCH 31, 1999   YEAR ENDED SEPTEMBER 30, 1998
                              -----------------------------     ------------------------------
                              SHARES        AMOUNT              SHARES         AMOUNT
----------------------------------------------------------------------------------------------
Class A:
Sold                         13,401,412   $ 163,664,983      19,832,167   $ 263,900,806
Dividends and
distributions reinvested      1,837,746      22,471,333       2,859,050      37,768,272
Redeemed                     (9,243,839)   (112,813,775)    (12,908,673)   (170,419,870)
                              ---------   -------------       ---------   -------------
Net increase                  5,995,319   $  73,322,541       9,782,544   $ 131,249,208
                              =========   =============       =========   =============

----------------------------------------------------------------------------------------------
Class B:
Sold                         10,339,422   $ 125,889,018      17,351,158   $ 230,121,700
Dividends and
distributions reinvested      1,112,939      13,598,131       1,359,478      17,905,868
Redeemed                     (4,215,461)    (51,329,832)     (4,464,160)    (58,574,628)
                              ---------   -------------      ----------   -------------
Net increase                  7,236,900   $  88,157,317      14,246,476   $ 189,452,940
                              =========   =============      ==========   =============

----------------------------------------------------------------------------------------------
Class C:
Sold                          4,721,025   $  57,521,419       8,603,599   $ 114,157,872
Dividends and
distributions reinvested        679,630       8,301,412       1,025,732      13,534,307
Redeemed                     (3,428,561)    (41,704,228)     (4,608,529)    (60,799,849)
                              ---------   -------------       ---------   -------------
Net increase                  1,972,094   $  24,118,603       5,020,802   $  66,892,330
                              =========   =============       =========   =============


                       40 Oppenheimer Champion Income Fund

================================================================================
3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

As of March 31, 1999, net unrealized depreciation on investments of $17,232,192 was composed of gross appreciation of $62,681,328, and gross depreciation of $79,913,520.

================================================================================
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.70% of the first $250 million of average annual net assets of the Fund, 0.65% of the next $250 million, 0.60% of the next $500 million and 0.55% of average annual net assets in excess of $1 billion. The Fund's management fee for the six months ended March 31, 1999, was 0.62% of average annual net assets for each class of shares.

       For the six months ended March 31, 1999, commissions (sales charges paid by investors) on sales of Class A shares totaled $1,704,088, of which $461,850 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class A, Class B and Class C shares totaled $125,100, $3,942,675 and $429,066, respectively. Amounts paid to an affiliated broker/dealer for Class B and Class C shares were $189,600 and $7,010, respectively. During the six months ended March 31, 1999, OFDI received contingent deferred sales charges of $581,565 and $40,872, respectively, upon redemption of Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

       OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

       Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

       The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended March 31, 1999, OFDI paid $45,157 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

                       41 Oppenheimer Champion Income Fund

================================================================================
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES(continued)

The Fund has adopted a Distribution and Service Plan for Class B shares to compensate OFDI for its costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares for its services rendered in distributing Class B shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B shares. Each fee is computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the six months ended March 31, 1999, OFDI paid $7,934 to an affiliated broker/dealer as compensation for Class B personal service and maintenance expenses and retained $1,852,433 as compensation for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of March 31, 1999, OFDI had incurred excess distribution and servicing costs of $18,476,001 for Class B.

       The Fund has adopted a Distribution and Service Plan for Class C shares to reimburse OFDI for its costs in distributing Class C shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class C shares for its services rendered in distributing Class C shares. OFDI also receives a service fee of 0.25% per year to reimburse dealers for providing personal services for accounts that hold Class C shares. Each fee is computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. During the six months ended March 31, 1999, OFDI paid $8,385 to an affiliated broker/dealer as reimbursement for Class C personal service and maintenance expenses and retained $717,845 as reimbursement for Class C sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of March 31, 1999, OFDI had incurred excess distribution and servicing costs of $3,651,379 for Class C.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency exchange contracts for operational purposes and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

       The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

                       42 Oppenheimer Champion Income Fund

================================================================================
The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transaction. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

       Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of March 31, 1999, the Fund had outstanding foreign currency contracts as follows:

                              EXPIRATION        CONTRACT AMOUNT  VALUATION AS OF    UNREALIZED    UNREALIZED
CONTRACT DESCRIPTION          DATES             (000S)           MARCH 31, 1999     APPRECIATION  DEPRECIATION
---------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
-----------------
British Pound
Sterling (GBP)                7/15/99-9/15/99    11,195GBP      $18,603,530          $189,755      $    --
Canadian
Dollar (CAD)                  7/15/99             2,925CAD        1,934,372                --       13,000
Euro (EUR)                    7/15/99             8,065EUR        8,765,714           412,418           --
                                                                                     --------      -------
Total Unrealized Appreciation and Depreciation                                       $602,173      $13,000
                                                                                     ========      =======

================================================================================
6. FUTURES CONTRACTS

The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy and sell financial futures. The Fund may also buy or write put or call options on these futures contracts.

       The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

       Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

       Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark-to-market for variation margin.

       Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

                       43 Oppenheimer Champion Income Fund

================================================================================
6. FUTURES CONTRACTS (CONTINUED)

As of March 31, 1999, the Fund had outstanding futures contracts as follows:

                            EXPIRATION  NUMBER OF   VALUATION AS OF   UNREALIZED
CONTRACT DESCRIPTION        DATE        CONTRACTS   MARCH 31, 1999  APPRECIATION
--------------------------------------------------------------------------------
CONTRACTS TO SELL
-----------------
Standard & Poor's 500       6/99        80          $25,866,000         $187,875
================================================================================


================================================================================
7. ILLIQUID AND RESTRICTED SECURITIES

As of March 31, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 1999, was $142,150,171, which represents 10.15% of the Fund's net assets, of which $7,643,261 is considered restricted. Information concerning restricted securities is as follows:

                                                                                    VALUATION
                                                                                    PER UNIT AS OF
SECURITY                                          ACQUISITION DATE  COST PER UNIT   MARCH 31, 1999
--------------------------------------------------------------------------------------------------
BONDS
-----
Capitol Queen & Casino, Inc., 12% First Mtg. Nts.,
Series A, 11/15/00                                  11/18/93           95.74%              5.00%
--------------------------------------------------------------------------------------------------
ECM Fund L.P.I., 14% Sub. Nts., 6/10/02             7/28/92            100.50             100.25
--------------------------------------------------------------------------------------------------
TAG Heuer International SA, 12% Sr. Sub. Nts.,
12/15/05                                            8/13/96            105.75             114.22
--------------------------------------------------------------------------------------------------
Trans World Airlines Lease, 14% Equipment Trust,
7/2/08                                              3/19/98            101.00              98.00

STOCKS & WARRANTS
-----------------
Becker Gaming, Inc. Wts., Exp. 11/00                11/18/93        $    2.00            $   .01
--------------------------------------------------------------------------------------------------
CGA Group Ltd., Preferred Stock, Series A           6/17/97             25.00              25.00
--------------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 12/49                     6/17/97                --                .30
--------------------------------------------------------------------------------------------------
ECM Fund, L.P.I.                                    4/14/92          1,000.00             885.00
--------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.                     9/29/98             15.09              21.30
--------------------------------------------------------------------------------------------------
Omnipoint Corp. Wts., Exp. 11/00                    11/29/95               --              14.44


                       44 Oppenheimer Champion Income Fund

================================================================================
8. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

       The Fund had no borrowings outstanding during the six months ended March 31, 1999.


                       45 Oppenheimer Champion Income Fund

OPPENHEIMER CHAMPION INCOME FUND

================================================================================
OFFICERS AND TRUSTEES      James C. Swain, Chairman and Chief Executive Officer
                           Bridget A. Macaskill, Trustee and President
                           Robert G. Avis, Trustee
                           William A. Baker, Trustee
                           Charles Conrad, Jr., Trustee
                           Jon S. Fossel, Trustee
                           Sam Freedman, Trustee
                           Raymond J. Kalinowski, Trustee
                           C. Howard Kast, Trustee
                           Robert M. Kirchner, Trustee
                           Ned M. Steel, Trustee
                           George C. Bowen, Trustee, Vice President, Treasurer and Assistant Secretary
                           Andrew J. Donohue, Vice President and Secretary
                           David P. Negri, Vice President
                           Thomas P. Reedy, Vice President
                           Robert J. Bishop, Assistant Treasurer
                           Scott T. Farrar, Assistant Treasurer
                           Robert G. Zack, Assistant Secretary

================================================================================
INVESTMENT ADVISOR         OppenheimerFunds, Inc.


================================================================================
DISTRIBUTOR                OppenheimerFunds Distributor, Inc.


================================================================================
TRANSFER AND SHAREHOLDER   OppenheimerFunds Services
SERVICING AGENT


================================================================================
CUSTODIAN OF               The Bank of New York
PORTFOLIO SECURITIES


================================================================================
INDEPENDENT AUDITORS       Deloitte & Touche LLP


================================================================================
LEGAL COUNSEL              Myer, Swanson, Adams & Wolf, P.C.

                           The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors. This is a copy of a report to shareholders of Oppenheimer Champion Income Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Champion Income Fund. For material information concerning the Fund, see the Prospectus.

                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                       46 Oppenheimer Champion Income Fund

OPPENHEIMERFUNDS FAMILY

===========================================================================================
REAL ASSET FUNDS
-------------------------------------------------------------------------------------------
Real Asset Fund                 Gold & Special Minerals Fund

===========================================================================================
GLOBAL STOCK FUNDS
-------------------------------------------------------------------------------------------
Developing Markets Fund         International Growth Fund       Global Growth & Income Fund
International Small             Global Fund                     Europe Fund
Company Fund                    Quest Global Value Fund

===========================================================================================
STOCK FUNDS
-------------------------------------------------------------------------------------------
Enterprise Fund                 MidCap Fund                     Growth Fund
Discovery Fund                  Capital Appreciation Fund       Large Cap Growth Fund
Quest Small Cap Value Fund      Quest Capital Value Fund        Disciplined Value Fund
                                                                Quest Value Fund

===========================================================================================
STOCK & BOND FUNDS
-------------------------------------------------------------------------------------------
Main Street Growth &            Total Return Fund               Multiple Strategies Fund
Income Fund(1)                  Quest Balanced                  Disciplined Allocation Fund
Quest Opportunity               Value Fund                      Convertible Securities Fund
Value Fund                      Capital Income Fund(2)

===========================================================================================
TAXABLE BOND FUNDS
-------------------------------------------------------------------------------------------
International Bond Fund         Champion Income Fund            U.S. Government Trust
World Bond Fund                 Strategic Income Fund           Limited-Term Government Fund
High Yield Fund                 Bond Fund

===========================================================================================
MUNICIPAL BOND FUNDS
-------------------------------------------------------------------------------------------
California Municipal Fund(3)     Pennsylvania Municipal Fund(3)  Rochester Division:
Florida Municipal Fund(3)        Municipal Bond Fund             Rochester Fund Municipals
New Jersey Municipal Fund(3)     Insured Municipal Fund          Limited Term New York
New York Municipal Fund(3)       Intermediate Municipal Fund     Municipal Fund


===========================================================================================
MONEY MARKET FUNDS(4)
-------------------------------------------------------------------------------------------
Money Market Fund               Cash Reserves

1. The Fund's name was changed from "Oppenheimer Main Street Income & Growth Fund" on 12/22/98.

2. The Fund's name was changed from "Oppenheimer Equity Income Fund" on 4/1/99.

3. Available only to investors in certain states.

4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 1999 OppenheimerFunds, Inc. All rights reserved.


                       47 Oppenheimer Champion Income Fund

INTERNET
24-hr access to account
information. Online
transactions now available

WWW.OPPENHEIMERFUNDS.COM

GENERAL INFORMATION
Mon-Fri 8:30am-9pm ET
Sat 10am-4pm ET

1-800-525-7048

ACCOUNT TRANSACTIONS
Mon-Fri 8:30am-9pm ET
Sat 10am-4pm ET

1-800-852-8457

PHONELINK
24-hr automated information
and automated transactions

1-800-533-3310

TELECOMMUNICATION DEVICE
FOR THE DEAF (TDD)
Mon-Fri 8:30am-6pm ET

1-800-843-4461

OPPENHEIMERFUNDS
INFORMATION HOTLINE
24 hours a day, timely and
insightful messages on the
economy and issues that
affect your investments

1-800-835-3104


INFORMATION AND SERVICES
--------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

       And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

       When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number or by visiting our website. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number or website to make investments.

       For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

       You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

       So call us today, or visit us at our website at www.oppenheimerfunds.com--we're here to help.

[OPPENHEIMERFUNDS LOGO]

RS0190.001.0399  May 28, 1999